                                         Administration Shares
                                         Investment Portfolios offered by
                                         BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]



                                         The Securities and Exchange Commission
                                         has not approved or disapproved the
                                         Funds' shares or determined if this
                                         prospectus is accurate or complete. It
                                         is a criminal offense to state
                                         otherwise.

Table of Contents

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--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
HOW TO FIND THE INFORMATION YOU NEED.......................................   1

TEMPFUND...................................................................   2

T-FUND.....................................................................  10

MUNIFUND...................................................................  17

CALIFORNIA MONEY FUND......................................................  25

MANAGEMENT OF THE FUND.....................................................  34

SHAREHOLDER INFORMATION....................................................  35

  Price of Fund Shares.....................................................  35

  Purchase of Shares.......................................................  35

  Redemption of Shares.....................................................  36

  Administration Shareholder Service Plan..................................  37

  Dividends and Distributions..............................................  37

  Federal Taxes............................................................  38

  State and Local Taxes....................................................  38

How to Find the Information You
Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Adminis-tration Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Administration Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

Administration Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                       TempFund Dollar Shares/1/
                        Net Annualized Returns
     1991                        5.99%
     1992                        3.64%
     1993                        2.87%
     1994                        3.94%
     1995                        5.74%
     1996                        5.17%
     1997                        5.35%
     1998                        5.27%
     1999                        4.90%
     2000                        6.19%
                        January, 1991-December, 2000

/1/Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quar-terly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years
  TempFund Dollar Shares/1/                            6.19%  5.37%    4.96%
  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*   6.15%  5.41%    4.99%

                                                            7-Day Yield
                                                      As of December 31, 2000
  TempFund Dollar Shares/1/                                    6.24%
  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*           6.25%

  Because the Administration Shares of the Fund has not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substan-tially the same because they represent interests in the same portfolio secu-rities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                 TempFund
                                           Administration Shares
  Management Fees                                .09%
  Other Expenses                                 .21%
   Administration Fees                                      .09%
   Miscellaneous/1/                                         .12%
  Total Annual Fund Operating Expenses/2/        .30%
                                           ==========

/1/Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

/2/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             TempFund
                                                       Administration Shares
  Management Fees (after current waivers)                    .08%
  Other Expenses                                             .20%
   Administration Fees (after current waivers)                          .08%
   Miscellaneous*                                                       .12%
  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .28%
                                                       ==========

* Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     TempFund
               Administration Shares
  One Year              $31
  Three Years           $97

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and secu-rities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the forego-ing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances,
 6
bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in further-ance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended Octo-ber 31, 1999 and each year ended September 30 in the 4 year period ended Sep-tember 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                                -----------------------------------------------

                                       One Month
                          Year Ended     Ended
                          October 31, October 31,      Year Ended September 30,
                             2000        1999        1999     1998     1997     1996
Net Asset Value,
 Beginning of Period       $   1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                           --------     -------     -------  -------  -------  -------
Income From Investment
 Operations:
Net Investment Income        0.0586      0.0043      0.0470   0.0524   0.0514   0.0516
                           --------     -------     -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0586)    (0.0043)    (0.0470) (0.0524) (0.0514) (0.0516)
                           --------     -------     -------  -------  -------  -------
Net Asset Value, End of
 Period                    $   1.00     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                           ========     =======     =======  =======  =======  =======
Total Return                   6.02%       5.15%/2/    4.81%    5.38%    5.27%    5.30%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              815,132     446,569     497,178  302,476  355,284  162,119
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/    0.43%    0.43%    0.43%    0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.94%       5.06%/2/    4.71%    5.25%    5.14%    5.16%
                                -------------------------------------------------------

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Dollar Shares.
/2/Annualized.

T-FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
10

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.




                                    [GRAPH]


                                    T-Fund
                               Dollar Shares/1/
                                        Net Annualized Returns
                     1991                           5.96%
                     1992                           3.58%
                     1993                           2.82%
                     1994                           3.66%
                     1995                           5.61%
                     1996                           5.08%
                     1997                           5.19%
                     1998                           5.09%
                     1999                           4.64%
                     2000                           5.90%
                                        January, 1991-December, 2000

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years
  T-Fund Dollar Shares/1/                             5.90%   5.17%   4.77%
  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*  5.91%   5.20%   4.80%

                                                            7-Day Yield
                                                      As of December 31, 2000
  T-Fund Dollar Shares/1/                                      5.95%
  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*           5.90%

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)

                                                  T-Fund
                                           Administration Shares


  Management Fees                                .12%

  Other Expenses                                 .25%
   Administration Fees                                      .12%
   Miscellaneous/1/                                         .13%


  Total Annual Fund Operating Expenses/2/        .37%
                                           ==========

/1/Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

/2/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              T-Fund
                                                       Administration Shares


  Management Fees (after current waivers)                    .09%

  Other Expenses                                             .21%
   Administration Fees (after current waivers)                          .09%
   Miscellaneous*                                                       .12%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                  .30%
                                                       ==========

* Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      T-Fund
               Administration Shares


  One Year             $ 38

  Three Years          $119

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
14
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented


                              -------------------------------------------------
                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0554    0.0448    0.0507    0.0503    0.0503
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net
 Investment Income             (0.0554)  (0.0448)  (0.0507)  (0.0503)  (0.0503)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.68%     4.58%     5.21%     5.16%     5.15%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        630,801   612,695   777,385   516,092   351,271
Ratio of Expenses to Average
 Daily Net Assets/1/              0.44%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.54%     4.47%     5.06%     5.03%     5.01%
                              -------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.
16

MUNIFUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]
                        MuniFund Dollar Shares/1/
                        Net Annualized Returns
     1991                         3.53%
     1992                         2.23%
     1993                         1.96%
     1994                         2.36%
     1995                         3.43%
     1996                         3.02%
     1997                         3.20%
     1998                         3.03%
     1999                         2.85%
     2000                         3.70%
                        January, 1991-December, 2000

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
18

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                    1 Year 5 Years 10 Years


  MuniFund Dollar Shares/1/                          3.70%  3.15%    3.04%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*   3.71%  3.25%    3.17%

                                                          7-Day Yield
                                                    As of December 31, 2000


  MuniFund Dollar Shares/1/                                  4.13%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*           4.15%

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at http://www.pif.com www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                MuniFund
                          Administration Shares


  Management Fees               .18%

  Other Expenses                .32%
   Administration Fees                     .18%
   Miscellaneous/1/                        .14%
  Total Annual Fund


   Operating Expenses/2/        .50%
                          ==========

/1/Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

/2/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                      MuniFund
                                                Administration Shares


  Management Fees (after current waivers)             .07%

  Other Expenses                                      .23%
   Administration Fees (after current waivers)                   .07%
   Miscellaneous*                                                .16%
  Total Annual Fund


   Operating Expenses (after current waivers)         .30%
                                                ==========

* Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     MuniFund
               Administration Shares


  One Year             $ 51

  Three Years          $160

20

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government secu-rities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 . securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit sup-ports with such ratings) in the highest rating category by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
22

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

                               ------------------------------------------------

                                      Eleven Months
                          Year Ended      Ended
                          October 31,  October 31,       Year Ended November 30,
                             2000         1999        1998     1997     1996     1995
Net Asset Value,
 Beginning of Period        $  1.00      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                            -------      -------     -------  -------  -------  -------
Income From Investment
 Operations:
Net Investment Income        0.0354       0.0250      0.0302   0.0313   0.0301   0.0335
                            -------      -------     -------  -------  -------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0354)     (0.0250)    (0.0302) (0.0313) (0.0301) (0.0335)
                            -------      -------     -------  -------  -------  -------
Net Asset Value, End of
 Period                     $  1.00      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00
                            =======      =======     =======  =======  =======  =======
Total Return                   3.60%        2.77%/2/    3.07%    3.18%    3.06%    3.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               63,619       56,238      51,736   67,387   61,396    6,474
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.44%        0.45%/2/    0.50%    0.52%    0.52%    0.52%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.55%        2.71%/2/    3.01%    3.13%    3.01%    3.34%
                               ---------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended Octo-ber 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.
/2/Annualized.
24

CALIFORNIA MONEY FUND

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
Administration Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one and five years and since inception compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.




                                    [GRAPH]
                            California Money Fund Dollar Shares/1/
                                Net Annualized Returns
     1991                                  3.69%
     1992                                  2.36%
     1993                                  2.01%
     1994                                  2.48%
     1995                                  3.39%
     1996                                  2.96%
     1997                                  3.14%
     1998                                  2.88%
     1999                                  2.57%
     2000                                  3.12%
                                January, 1991-December, 2000

/1/ Because the Administration Shares of the Fund have not yet commenced opera-
    tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administra-tion Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfo-lio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.
26

During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                           Since Inception
                                            1 Year 5 Years January 9, 1991
  California Money Fund Dollar Shares/1/    3.12%   2.93%       2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free
    Institutions--Only Money Fund Average*  3.25%   3.18%       3.08%

                                                            7-Day Yield
                                                      As of December 31, 2000
  California Money Fund Dollar Shares/1/                       3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                   3.59%

/1/Because the Administration Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Administration Shares will be greater than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for the California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                            California Money Fund
                                            Administration Shares
  Management Fees                                  .20%
  Other Expenses                                   .34%
   Administration Fees                                         .20%
   Miscellaneous/1/                                            .14%
   Total Annual Fund Operating Expenses/2/         .54%
                                            ==========

/1/Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

/2/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                        California Money Fund
                                                        Administration Shares
  Management Fees (after current waivers)                      .08%
  Other Expenses                                               .22%
   Administration Fees (after current waivers)                             .08%
   Miscellaneous*                                                          .14%
   Total Annual Fund Operating Expenses (after current
    waivers)                                                   .30%
                                                        ==========

* Includes Shareholder Servicing Fees of up to 0.10%, annualized, of average daily net assets of the shares held under the Administration Shares' Share-holder Service Plan.

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 California
                 Money Fund
               Administration
                   Shares


  One Year          $ 55

  Three Years       $173

28

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities issued or guaranteed by persons with short-term debt having such ratings;

 .unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such secu-rities; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. Government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
30

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
32

Financial Highlights
The Administration Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

                             --------------------------------------------------

                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended January 31,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0301      0.0182        0.0280    0.0309    0.0291    0.0331
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)      (0.0280)  (0.0309)  (0.0291)  (0.0331)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.05%       2.48%/2/      2.84%     3.14%     2.96%     3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288       139,601   130,547   126,321    31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/      0.45%     0.45%     0.45%     0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/      2.77%     3.09%     2.90%     3.30%
                             ---------------------------------------------------------------

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999,
   1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares. /2/Annualized.

MANAGEMENT OF THE FUND

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees of their average daily net asset as follows:

                                        Investment
                         Administration  Advisory
  Fund                        Fees         Fees
  TempFund                    .08%         .08%
  T-Fund                      .09%         .09%
  MuniFund                    .07%         .07%
  California Money Fund       .08%         .08%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."
34

SHAREHOLDER INFORMATION

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 noon and 4:00 P.M., Eastern Time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstand-ing shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the deadlines for execution of purchase orders. Pur-chase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Administration Shares.

  Portfolio                         Time


  TempFund*                 5:30 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  MuniFund                  2:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.
** Purchase orders for Administration Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Payment for Administration Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial invest-ment by an institution for Administration Shares is $5,000. (However, institu-tional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Administration Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Administration Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for redemption of Administration Shares of the Funds. Payment for redeemed Administration Shares of the Funds for which redemption requests are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming share-holder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time
  TempFund*                 5:30 PM Eastern Time
  T-Fund*                   5:30 PM Eastern Time
  MuniFund                 12:00 Noon Eastern Time
  California Money Fund**  12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for Administration Shares of the California Money Fund will be accepted between 12:00 noon Eastern Time and 1:00 PM Eastern Time for a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders.
36

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Pur-chase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also "Management of the Fund--Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administra-tion Shares.

Administration Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Administra-tion Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in con-sideration of the Fund's payment of up to .10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Addi-tional Information under "Management of the Fund--Service Organization." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in con-nection with their investments in Administration Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund and T-Fund will generally be taxable to share-holders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that dis-tributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund and California Money Fund ("the Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determin-ing federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such divi-dends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with
38
respect to California state personal income tax, in some situations distribu-tions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situa-tion.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Administration Shares Code: H1
  T-Fund Administration Shares Code: N1
  MuniFund Administration Shares Code: K1
  California Money Fund Administration Shares Code: R1

For other information call: 800-821-7432 or visit our website at www.brpif.com.

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.

                                       Cash Management Shares

                                       Investment Portfolios offered by
                                       BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]




                                       The Securities and Exchange Commission
                                       has not approved or disapproved the
                                       Funds' shares or determined if this
                                       prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

TempCash...................................................................  10

FedFund....................................................................  19

T-Fund.....................................................................  26

Federal Trust Fund.........................................................  33

Treasury Trust Fund........................................................  40

MuniFund...................................................................  47

MuniCash...................................................................  55

California Money Fund......................................................  63

New York Money Fund........................................................  72

Management of the Fund.....................................................  81

Shareholder Information....................................................  82

  Price of Fund Shares.....................................................  82

  Purchase of Shares.......................................................  82

  Redemption of Shares.....................................................  83

  Cash Management Shareholder Service Plan.................................  84

  Dividends and Distributions..............................................  85

  Federal Taxes............................................................  85

  State and Local Taxes....................................................  86

How to Find the Information You Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Cash Man-agement Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about all ten portfolios (the "Funds") of the Trust that offer Cash Management Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services, and your rights as a shareholder. These sections apply to all the Funds.

Cash Management Shares are sold to institutions that have entered into servic-ing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Ad-viser"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest pay-ments when due. The Fund is also subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
The Bar Chart below indicates the risks of investing in the Cash Management Shares of the Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year; and the average annual return for Cash Management Shares of the Fund. The Table shows how the average annual return for Cash Management Shares of the Fund for the past two years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                   TempFund
                            Cash Management Shares
                                     Net Annualized
                                         Returns

                                 1999    4.90%/1/
                                 2000    5.92%

                        January, 1991 - December, 2000


/1/ Annualized. The Fund commenced operations on June 14, 1999.

During the two-year period shown in the bar chart, the highest quarterly return was 6.20% (for the quarter ended September 30, 2000) and the lowest quarterly return was 4.64% (for the quarter ended September 30, 1999).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                          1
                                                        Year

  TempFund Cash Management Shares                       5.92%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%

                                                              7-Day Yield
                                                        As of December 31, 2000

  TempFund Cash Management Shares                                6.00%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*           6.25%

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Cash Management Shares as of January 2, 2001 was 5.98%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   TempFund
                                            Cash Management Shares

  Management Fees                                  .09%

  Other Expenses                                   .61%
   Administration Fees                                         .09%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .27%

  Total Annual Fund Operating Expenses /1/         .70%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                              TempFund
                                                       Cash Management Shares

  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .60%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .27%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .68%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TempFund
               Cash Management Shares


  One Year              $ 72

  Three Years           $224

  Five Years            $390

  Ten Years             $871

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated nation-ally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The financial highlights tables are intended to help you understand TempFund Cash Management Shares' financial performance for the one year ended October 31, 2000, the one month ended October 31, 1999 and the period June 14, 1999 through September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Cash Management Shares
The table below sets forth selected financial data for a TempFund Cash Manage-ment Share outstanding throughout each year presented.


                                                                For the Period
                                                 One Month     June 14, 1999/1/
                                    Year Ended     Ended           Through
                                    October 31, October 31,     September 30,
                                       2000        1999              1999
Net Asset Value, Beginning of
 Period                              $   1.00    $   1.00          $   1.00
                                     --------    --------          --------
Income From Investment Operations:
Net Investment Income                  0.0561      0.0041            0.0135
                                     --------    --------          --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                    (0.0561)    (0.0041)          (0.0135)
                                     --------    --------          --------
Net Asset Value, End of Period       $   1.00    $   1.00          $   1.00
                                     ========    ========          ========
Total Return                             5.75%       4.92%/2/          4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)       30,242      14,069            13,789
Ratio of Expenses to Average Daily
 Net Assets/3/                           0.68%       0.68%/2/          0.68%/2/
Ratio of Net Investment Income to
 Average Daily Net Assets                5.68%       4.81%/2/          4.57%/2/

/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% for the year ended October 31, 2000, .70% (annualized) for the one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

TempCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obliga-tions and repurchase agreements relating to such obligations. Under normal mar-ket conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agree-ments relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Because of its concentration in the financial services industry, the Fund will be exposed to the risks associated with that industry, such as government regu-lation, the availability and cost of capital funds, and general economic condi-tions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
10

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in Dollar Shares of the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]


                                   TempCash
                               Dollar Shares/1/
                                         Net Annualized
                                            Returns

                             1991            6.02%
                             1992            3.55%
                             1993            2.90%
                             1994            4.05%
                             1995            5.77%
                             1996            5.19%
                             1997            5.37%
                             1998            5.30%
                             1999            4.88%
                             2000            6.23%

                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.94% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.82% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  TempCash Dollar Shares /1/                            6.23%   5.39%   5.01%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*  6.15%   5.41%   4.99%

                                                              7-Day Yield
                                                        As of December 31, 2000

  TempCash Dollar Shares /1/                                     6.33%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions -- Only Money Fund Average*           6.25%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempCash Dollar Shares as of January 2, 2001 was 6.32%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   TempCash
                                            Cash Management Shares

  Management Fees                                  .15%

  Other Expenses                                   .67%
   Administration Fees                                         .15%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .27%

  Total Annual Fund Operating Expenses /1/         .82%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              TempCash
                                                       Cash Management Shares

  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .60%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .27%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .68%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      TempCash
               Cash Management Shares

  One Year              $ 83

  Three Years           $259

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements relating to such obligations. At least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements relating to such obligations, unless the Fund is in a temporary defensive position.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchases of any one issuer's securities (other than U.S. Gov-ernment obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 . securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
   ings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 . securities that are issued or guaranteed by a person with such ratings;

 . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 . securities issued or guaranteed as to principal or interest by the U.S.
   Government or any of its agencies or instrumentalities; or

 . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
14

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations and certificates of depos-it, bankers' acceptances, bank notes and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may invest substantially in obligations of for-eign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risks. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its assets.

Commercial Paper. The Fund may invest in commercial paper and short-term notes and corporate bonds that meet the Fund's quality and maturity restrictions. Commercial paper purchased by the Fund may include instruments issued by for-eign issuers, such as Canadian commercial paper, which is U.S. dollar-denomi-nated commercial paper issued by a Canadian corporation or a Canadian counter-part of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and collateralized mortgage obligations ("CMOs") issued or guaranteed by U.S. Government agencies and instrumentalities or issued by pri-vate companies. Purchasable mortgage-related securities also include adjust-able rate securities. The Fund currently intends to hold CMOs only as collat-eral for repurchase agreements.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Guaranteed Investment Contracts. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (col-lectively "GICs"), issued by highly rated U.S. insurance companies. GIC investments that do not provide for payment within seven days after notice are subject to the Fund's policy regarding investments in illiquid securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other finan-cial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published
16
by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Concentration. The Fund intends to concentrate more than 25% of its total assets in the obligations of issuers in the financial services industry and repurchase agreements relating to such obligations. Because the Fund concen-trates its assets in the financial services industry it will be exposed to the risks associated with that industry, such as government regulation, the avail-ability and cost of capital funds, and general economic conditions.

Foreign Exposure. Securities issued by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the for-eign country involved could affect the payment of principal and interest.

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempCash Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended Octo-ber 31, 1999 and each year ended September 30 in the 4 year period ended Sep-tember 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempCash Dollar Shares
The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

                                       One Month
                          Year Ended     Ended
                          October 31, October 31,         Year Ended September 30,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income       0.0588      0.0042        0.0471    0.0527    0.0516    0.0517
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0588)    (0.0042)      (0.0471)  (0.0527)  (0.0516)  (0.0517)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   6.04%       5.06%/2/      4.82%     5.41%     5.29%     5.31%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              427,625     401,426       378,010   503,809   401,529   527,830
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.89%       4.94%/2/      4.70%     5.27%     5.16%     5.17%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .56% for the year ended October 31, 2000, .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55% and .58% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempCash Dollar Shares.
/2/Annualized.
18

FedFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume rein-vestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                                    FedFund
                               Dollar Shares/1/

                                         Net Annualized
                                            Returns

                             1991            5.88%
                             1992            3.57%
                             1993            2.86%
                             1994            3.97%
                             1995            5.67%
                             1996            5.09%
                             1997            5.22%
                             1998            5.13%
                             1999            4.76%
                             2000            6.03%

                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.50% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.82% (for the quarter ended June 30, 1993).
20

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years


  FedFund Dollar Shares /1/                             6.03%   5.24%   4.85%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.99%

                                                              7-Day Yield
                                                        As of December 31, 2000


  FedFund Dollar Shares /1/                                      6.05%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for FedFund Dollar Shares as of January 2, 2001 was 6.05%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              FedFund Cash
                                            Management Shares


  Management Fees                               .12%

  Other Expenses                                .67%
   Administration Fees                                   .12%
   Shareholder Servicing Fees                            .25%
   Miscellaneous                                         .30%


  Total Annual Fund Operating Expenses /1/      .79%
                                            ========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to con-tinue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                  FedFund
                                                                   Cash
                                                                Management
                                                                  Shares


  Management Fees (after current waivers)                        .08%

  Other Expenses                                                 .62%
   Administration Fees (after current waivers)                         .08%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .29%


  Total Annual Fund Operating Expenses (after current waivers)   .70%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 FedFund Cash
               Management Shares


  One Year           $ 81

  Three Years        $252

22

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in obligations issued or guaranteed by the U.S. Government, its agen-cies or instrumentalities (in addition to direct Treasury obligations) and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in further-ance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instru-mentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumen-tality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reserve repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve lev-erage risk. Leverage risk is associated with securities or practices that mul-tiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
24

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the FedFund Dollar Shares' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

FedFund Dollar Shares
The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income           0.0569    0.0458    0.0510   0 .0505    0.0504
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0569)  (0.0458)  (0.0510)  (0.0505)  (0.0504)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.84%     4.69%     5.23%     5.18%     5.16%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        216,511    34,611    30,459   116,316   113,747
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average
Daily Net Assets                  6.04%     4.56%     5.10%     5.05%     5.04%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .54%, .53%, .53%, .54% .and 55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for FedFund Dollar Shares.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Cash Management Shares of the Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year; and the average annual return for Cash Management Shares of the Fund. The Table shows how the average annual return for Cash Management Shares of the Fund for the past two years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                    T-Fund
                            Cash Management Shares

                                     Net Annualized
                                        Returns
                                 1999    4.64%/1/
                                 2000    5.64%

                          May, 1999 - December, 2000


/1/ Annualized. The Fund commenced operations on May 17, 1999.

During the two-year period shown in the bar chart, the highest quarterly return was 5.97% (for the quarter ended December 31, 2000) and the lowest quarterly return was 4.42% (for the quarter ended September 30, 1999).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year

  T-Fund Cash Management Shares                         5.64%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%

                                                              7-day yield
                                                        As of December 31, 2000

  T-Fund Cash Management Shares                                  5.70%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Cash Management Shares as of January 2, 2001 was 5.68%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
28

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                    T-Fund
                                            Cash Management Shares


  Management Fees                                  .12%

  Other Expenses                                   .65%
   Administration Fees                                         .12%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .28%


  Total Annual Fund Operating Expenses /1/         .77%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                               T-Fund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .09%
  Other Expenses                                              .60%
   Administration Fees (after current waivers)                            .09%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .26%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .69%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       T-Fund
               Cash Management Shares


  One Year              $ 79

  Three Years           $246


  Five Years            $428

  Ten Years             $954

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
30
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The financial highlights tables are intended to help you understand the T-Fund Cash Management Shares' financial performance for the one year ended October 31, 2000 and the period May 17, 1999 through October 31, 1999. Certain informa-tion reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distribu-tions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by refer-ence into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Cash Management Shares
The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.


                                                              For the Period
                                                                 May 17,
                                                                 1999/1/
                                                  Year Ended     Through
                                                  October 31,  October 31,
                                                     2000          1999
Net Asset Value, Beginning of Period               $   1.00      $   1.00
                                                   --------      --------
Income From Investment Operations:
Net Investment Income                                0.0529        0.0197
                                                   --------      --------
Less Distributions:
Dividends to Shareholders From Net Investment
 Income                                             (0.0529)      (0.0197)
                                                   --------      --------
Net Asset Value, End of Period                     $   1.00      $   1.00
                                                   ========      ========
Total Return                                           5.42%         4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                     62,480         3,252
Ratio of Expenses to Average Daily Net Assets/3/       0.69%         0.70%/2/
Ratio of Net Investment Income to Average Daily
 Net Assets                                            5.31%         4.43%/2/

/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .77% for the year ended October 31, 2000 and .78% (annualized) for the period ended October 31, 1999.
32

Federal Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and relative stability of princi-pal.

Investment Policies:
The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the mar-ket value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in pre-vailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this prospectus. The Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of divi-dends and distributions. The Fund's past performance does not necessarily indi-cate how it will perform in the future.


                                    [GRAPH]


                                 Federal Trust
                               Dollar Shares/1/
                                        Net Annualized
                                            Returns

                             1991            5.83%
                             1992            3.55%
                             1993            2.81%
                             1994            3.99%
                             1995            5.58%
                             1996            5.01%
                             1997            5.13%
                             1998            5.07%
                             1999            4.73%
                             2000            6.02%
                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten year period shown in the bar chart, the highest quarterly return was 6.66% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended June 30, 1993).
34

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  Federal Trust Fund Dollar Shares /1/                  6.02%   5.18%   4.78%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%   5.20%   4.80%

                                                              7-day yield
                                                        As of December 31, 2000

  Federal Trust Fund Dollar Shares /1/                           6.03%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Fed-eral Trust Fund Dollar Shares as of January 2, 2001 was 6.02%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             Federal Trust
                                                 Fund
                                            Cash Management
                                                Shares

  Management Fees                              .12%

  Other Expenses                               .72%
   Administration Fees                                 .12%
   Shareholder Servicing Fees                          .25%
   Miscellaneous                                       .35%

  Total Annual Fund Operating Expenses /1/     .84%
                                            =======

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to con-tinue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                 Federal Trust
                                                                     Fund
                                                                Cash Management
                                                                    Shares

  Management Fees (after current waivers)                          .05%

  Other Expenses                                                   .65%
   Administration Fees (after current waivers)                             .05%
   Shareholder Servicing Fees                                              .25%
   Miscellaneous                                                           .35%

  Total Annual Fund Operating Expenses (after current waivers)     .70%
                                                                =======

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 Federal Trust Fund
               Cash Management Shares

  One Year              $ 86

  Three Years           $268

36

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentali-ties thereof the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government, including securities issued by the U.S. Trea-sury and by certain agencies or instrumentalities such as the Federal Home Loan Bank, Farm Credit System and the Student Loan Marketing Association, and related custodial receipts.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strate-gies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies and instrumen-talities of the U.S. Government are backed by the full faith and credit of the United States; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
38

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the Federal Trust Fund Dollar Shares' financial perfor-mance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (as-suming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Federal Trust Fund Dollar Shares
The table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income           0.0568    0.0453    0.0504    0.0496    0.0498
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0568)  (0.0453)  (0.0504)  (0.0496)  (0.0498)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.83%     4.63%     5.17%     5.08%     5.10%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                         13,200    27,539    38,633    38,700    26,875
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.59%     4.51%     5.04%     4.96%     4.97%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .59%, .57%, .54%, .56% and .56% for the years ended October 31, 2000, 1999, 1998, 1997, and 1996, respectively, for Federal Trust Fund Dollar Shares.

Treasury Trust Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund may from time to time engage in portfolio trading for liquidity pur-poses, in order to enhance its yield or if otherwise deemed advisable. In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire any given security, depending upon whether interest rates have decreased or increased since its acquisition. In addition, shareholders in a particular state that imposes income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal. The Fund's investment policies are intended to qualify Fund shares for the investment of funds of federally regu-lated thrifts. The Fund intends to qualify its shares as "short-term liquid assets" as established in the published rulings, interpretations, and regula-tions of the Office of Thrift Supervision. However, investing institutions are advised to consult their primary regulator for concurrence that Fund shares qualify under applicable regulations and policies.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume rein-vestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                                Treasury Trust
                               Dollar Shares/1/

                                         Net Annualized
                                             Returns

                             1991            5.62%
                             1992            3.29%
                             1993            2.71%
                             1994            3.73%
                             1995            5.41%
                             1996            4.87%
                             1997            4.94%
                             1998            4.74%
                             1999            4.36%
                             2000            5.61%

                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 7.14% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.59% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year  5 Years 10 Years


  Treasury Trust Fund Dollar Shares /1/                 5.61%  4.90%   4.54%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*  5.91%  5.20%   4.80%

                                                              7-day yield
                                                        As of December 31, 2000


  Treasury Trust Fund Dollar Shares /1/                          5.61%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions -- Only Money Fund Average*           5.90%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dollar Shares because they bear different expenses.

 * iMoneyNet, Inc.'s Money Fund Report Government Institutions -- Only Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for Treasury Trust Fund Dollar Shares as of January 2, 2001 was 5.64%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.brpif.com.
42

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              Treasury Trust Fund
                                            Cash Management Shares


  Management Fees                                  .12%

  Other Expenses                                   .67%
   Administration Fees                                         .12%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .30%


  Total Annual Fund Operating Expenses /1/         .79%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to con-tinue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                         Treasury Trust Fund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .62%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .29%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========


Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                Treasury Trust Fund
               Cash Management Shares
  One Year              $ 81

  Three Years           $252

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts.

The Fund invests in securities maturing within one year or less, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversi-fication, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. To the extent consistent with its investment objec-tives, the Fund may invest in direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the STRIPS program.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securi-ties for speculative purposes but only in furtherance of its investment objec-tive. The Fund receives no income from when-issued or delayed settlement secu-rities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
44

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. When-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the Treasury Trust Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

Treasury Trust Fund Dollar Shares
The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income           0.0527    0.0417    0.0477    0.0479    0.0483
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0527)  (0.0417)  (0.0477)  (0.0479)  (0.0483)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.40%     4.26%     4.89%     4.91%     4.95%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        310,589   398,972   471,767   331,498   294,228
Ratio of Expenses to Average
 Daily Net Assets/1/              0.45%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.23%     4.14%     4.77%     4.79%     4.83%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .54%, .53%, .53%, .55% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for Treasury Trust Fund Dollar Shares.
46

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Cash Management Shares of the Fund has varied from year to year; and the average annual return for Cash Management Shares of the Fund. The Table shows how the average annual return for Cash Management Shares of the Fund for the past two years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]

                                   MuniFund
                            Cash Management Shares

                                        Net Annualized
                                           Returns

                            1999           2.85%/1/
                            2000           3.44%

                       June, 1999 - December, 2000

/1/ Annualized. The Fund commenced operations on June 14, 1999.

During the two-year period shown in the bar chart, the highest quarterly return was 3.69% (for the quarter ended December 31, 2000) and the lowest quarterly return was 2.54% (for the quarter ended September 30, 1999).
48

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                     1 Year


  MuniFund Cash Management Shares                     3.44%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*  3.71%

                                                            7-Day Yield
                                                      As of December 31, 2000


  MuniFund Cash Management Shares                              3.88%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*           4.15%

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Cash Management Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   MuniFund
                                            Cash Management Shares


  Management Fees                                  .18%

  Other Expenses                                   .72%
   Administration Fees                                         .18%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .29%


  Total Annual Fund Operating Expenses /1/         .90%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, annualized "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year are set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior writ-ten notice to the Fund.

                                                              MuniFund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .07%

  Other Expenses                                              .62%
   Administration Fees (after current waivers)                            .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .30%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .69%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      MuniFund
               Cash Management Shares


  One Year             $   92

  Three Years          $  287


  Five Years           $  498

  Ten Years            $1,108

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government secu-rities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings; or

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this prospectus.
52

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights tables are intended to help you understand the finan-cial performance for MuniFund Cash Management Shares for the one year ended October 31, 2000 and the period June 14, 1999 through October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

MuniFund Cash Management Shares
The table below sets forth selected financial data for a MuniFund Cash Manage-ment Share outstanding throughout each year presented.

                                                 ------------------------------

                                                             For the Period
                                                            June 14, 1999/1/
                                              Year Ended        Through
                                           October 31, 2000 October 31, 1999
Net Asset Value, Beginning of Period           $   1.00         $   1.00
                                               --------         --------
Income From Investment Operations:
Net Investment Income                            0.0329           0.0099
                                               --------         --------
Less Distributions:
Dividends to Shareholders From Net
 Investment Income                              (0.0329)         (0.0099)
                                               --------         --------
Net Asset Value, End of Period                 $   1.00         $   1.00
                                               ========         ========
Total Return                                       3.34%            2.61%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)                  3,633            2,712
Ratio of Expenses to Average Daily Net
 Assets/3/                                         0.69%            0.70%/2/
Ratio of Net Investment Income to Average
 Daily Net Assets                                  3.33%            2.58%/2/
                                                 ---------------------------

/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .90% for the year ended October 31, 2000 and .92% (annualized) for the period ended October 31, 1999.
54

MuniCash

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Dollar Shares of the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the Dollar Shares of the Fund's average annual return for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume rein-vestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                                   Muni Cash
                               Dollar Shares/1/

                                         Net Annualized
                                            Returns

                             1991            4.21%
                             1992            2.66%
                             1993            2.09%
                             1994            2.58%
                             1995            3.66%
                             1996            3.26%
                             1997            3.40%
                             1998            3.22%
                             1999            2.93%
                             2000            3.84%
                        January, 1991 - December, 2000


/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 4.54% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.00% (for the quarter ended March 31, 1994).
56

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years


  MuniCash Dollar Shares /1/                          3.84%   3.33%   3.21%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*  3.71%   3.25%   3.17%

                                                            7-Day Yield
                                                      As of December 31, 2000


  MuniCash Dollar Shares /1/                                   4.29%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions -- Only Money Fund Average*           4.15%

/1/ Because the Cash Management Shares of the Fund have less than one year's performance, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniCash Dollar Shares as of January 2, 2001 was 4.33%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                                   MuniCash
                                            Cash Management Shares


  Management Fees                                  .18%

  Other Expenses                                   .72%
   Administration Fees                                         .18%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .29%


  Total Annual Fund Operating Expenses /1/         .90%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                              MuniCash
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .07%

  Other Expenses                                              .63%
   Administration Fees (after current waivers)                            .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      MuniCash
               Cash Management Shares
  One Year              $ 92
  Three Years           $287

58

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all of its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defen-sive periods or if, in the opinion of the Adviser, suitable tax-exempt obliga-tions are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securi-ties, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund generally may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be Eligible Securities. Applicable Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase or which are guaranteed or in some cases otherwise supported by credit support with such rating in the two highest rating categories by at least two unaf-filiated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
60

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniCash Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 11 months ended Octo-ber 31, 1999 and each year ended November 30 in the 4 year period ended Novem-ber 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fis-cal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniCash Dollar Shares
The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.


                                        Eleven
                                        Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended November 30,
                             2000        1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0367      0.0258        0.0321    0.0333    0.0325    0.0357
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0367)    (0.0258)      (0.0321)  (0.0333)  (0.0325)  (0.0357)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.73%       2.86%/2/      3.26%     3.38%     3.31%     3.64%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              101,373     123,017        91,404   150,089   101,528   101,424
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.63%       2.80%/2/      3.22%     3.33%     3.25%     3.58%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniCash Dollar Shares.
/2/Annualized.
62

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in California Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
Cash Management Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of the Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one and five years and since inception compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.


                                    [GRAPH]


                             California Money Fund
                               Dollar Shares/1/

                                 Net Annualized
                                     Returns

                             1991            3.69%
                             1992            2.36%
                             1993            2.01%
                             1994            2.48%
                             1995            3.39%
                             1996            2.96%
                             1997            3.14%
                             1998            2.88%
                             1999            2.57%
                             2000            3.12%

                         January, 1991 - December, 2000


/1/Because the Cash Management Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Manage-ment Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfo-lio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
64

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                             Since Inception
                                              1 Year 5 Years January 9, 1991

  California Money Fund Dollar Shares /1/     3.12%   2.93%       2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free
    Institutions -- Only Money Fund Average*  3.25%   3.04%       3.03%

                                                             7-Day Yield
                                                       As of December 31, 2000

  California Money Fund Dollar Shares /1/                       3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions --
    Only Money Fund Average*                                    3.59%

/1/ Because the Cash Management Shares of the Fund have not yet commenced oper-ations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management Shares will be lower than Dol-lar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                             California Money Fund
                                            Cash Management Shares


  Management Fees                                  .20%

  Other Expenses                                   .74%
   Administration Fees                                         .20%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .29%


  Total Annual Fund Operating Expenses /1/         .94%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                        California Money Fund
                                                       Cash Management Shares


  Management Fees (after current waivers)                     .08%

  Other Expenses                                              .62%
   Administration Fees (after current waivers)                            .08%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .29%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
               Cash Management Shares


  One Year              $ 96

  Three Years           $300

66

INVESTMENT STRATEGIES AND RISK DISCLOSURES

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 . securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities issued or guaranteed by persons with short-term debt having such ratings;

 . unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities, and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. Government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alterna-tive minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
68

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
70

Financial Highlights
The Cash Management Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial perfor-mance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,         Year Ended January 31,
                             2000        1999         1999      1998      1997     1996
Net Asset Value,
 Beginning of Period        $  1.00     $  1.00     $   1.00  $   1.00  $   1.00  $  1.00
                            -------     -------     --------  --------  --------  -------
Income From Investment
 Operations:
 Net Investment Income       0.0301     0 .0182       0.0280    0.0309    0.0291   0.0331
                            -------     -------     --------  --------  --------  -------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)     (0.0280)  (0.0309)  (0.0291) (0.0331)
                            -------     -------     --------  --------  --------  -------
Net Asset Value, End of
 Period                     $  1.00     $  1.00     $   1.00  $   1.00  $   1.00  $  1.00
                            =======     =======     ========  ========  ========  =======
Total Return                   3.05%       2.48%/2/     2.84%     3.14%     2.96%    3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288      139,601   130,547   126,321   31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/     0.45%     0.45%     0.45%    0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/     2.77%     3.09%     2.90%    3.30%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares.
/2/Annualized.

New York Money Fund

--------------------------------------------------------------------------------
Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of New York. We may also invest in debt obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumental-ities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and part-nership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other gov-ernmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes investments in New York Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. According-ly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than New York Municipal Obligations are exempt from federal income tax but may be subject to New York State and New York City personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other
72
government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal.

Performance Information
Because the Cash Management Shares of the Fund have no performance, the perfor-mance information shown below is the performance of the Dollar Shares and Institutional Shares of the Fund, which are offered by a separate prospectuses. The Cash Management, Dollar and Institutional Shares of the Fund should have returns and 7-day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Management and Dollar Shares will be lower than Institutional Shares because they bear different expenses.

The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of the Dollar Shares and Institutional Shares of the Fund have varied from year to year; and the average annual return for Dollar Shares and Institutional Shares of the Fund. The Table shows how the average annual return for Dollar Shares and Institutional Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.



                                    [GRAPH]


                              New York Money Fund
                                 Dollar Shares

                                        Net Annualized
                                            Returns

                             1991            3.64%
                             1992            2.41%
                             1993            1.97%
                             1994            2.38%
                             1995            3.44%
                             1996            3.05%
                             1997            3.23%
                             1998            2.97%
                             1999            2.74%
                             2000            3.74%

                        January, 1991 - December, 2000


During the ten-year period shown in the bar chart, the highest quarterly return was 3.87% (for the quarter ended March 31, 1991) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                        1 Year 5 Years 10 Years

  New York Money Fund Dollar Shares                     3.74%   3.11%   2.94%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions--Only
    Money Fund Average*                                 3.57%   3.18%   3.08%

                                                              7-Day Yield
                                                        As of December 31, 2000

  New York Money Fund Dollar Shares                              4.07%

  iMoneyNet, Inc.'s Money Fund Report:
   New York State Specific Tax-Free Institutions--Only
    Money Fund Average*                                          4.04%

* iMoneyNet, Inc.'s Money Fund Report: New York State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for New York Money Fund Dollar Shares as of January 2, 2001 was 4.07%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
74

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                              New York Money Fund
                                            Cash Management Shares

  Management Fees                                  .20%

  Other Expenses                                   .75%
   Administration Fees                                         .20%
   Shareholder Servicing Fees                                  .25%
   Miscellaneous                                               .30%

  Total Annual Fund Operating Expenses /1/         .95%
                                            ===========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                         New York Money Fund
                                                       Cash Management Shares

  Management Fees (after current waivers)                     .07%

  Other Expenses                                              .63%
   Administration Fees (after current waivers)                            .07%
   Shareholder Servicing Fees                                             .25%
   Miscellaneous                                                          .31%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                   .70%
                                                       ===========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                New York Money Fund
               Cash Management Shares


  One Year              $ 97

  Three Years           $303

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The securities purchased by the Fund are subject to the quality, diversifica-tion, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 . securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 . securities issued or guaranteed by persons with short-term debt having such ratings;

 . unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities, and

 . shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activ-ity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.
76

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of New York or entities within the State of New York and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its invest-ment objective is dependent upon the ability of the issuers of New York Munic-ipal Obligations to meet their continuing obligations for the payment of prin-cipal and interest.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically expe-rienced serious financial difficulties. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields rela-tively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdic-tions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, pos-sibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

General obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than if the Fund's assets were not so invested.
78

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incor-rect, the Fund and its shareholders could be subject to substantial tax liabil-ities.

Financial Highlights
The financial highlights table is intended to help you understand the New York Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 3 months ended October 31, 1999 and each year ended July 31 in the 4 year period ended July 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all divi-dends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Dollar Shares
The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented./3/


                            Year        Three Months
                            Ended          Ended
                         October 31,    October 31,        Year Ended July 31,
                            2000            1999     1999    1998         1997      1996
Net Asset Value,
 Beginning of Period      $   1.00         $1.00     $1.00 $   1.00     $   1.00  $   1.00
                          --------         -----     ----- --------     --------  --------
Income From Investment
 Operations:
Net Investment Income       0.0205            --        --   0.0303       0.0309    0.0089
                          --------         -----     ----- --------     --------  --------
Less Distributions:
Dividends to
 Shareholders From
 Net Investment Income     (0.0205)           --        --  (0.0303)     (0.0309)  (0.0089)
                          --------         -----     ----- --------     --------  --------
Net Asset Value, End of
 Period                   $   1.00         $1.00     $1.00 $   1.00     $   1.00  $   1.00
                          ========         =====     ===== ========     ========  ========
Total Return                  3.73%/2/        --        --     3.16%/2/     3.14%     3.05%/2/
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               1,647            --        --       --        1,148        20
Ratio of Expenses to
 Average Daily Net
 Assets/1/                    0.44%/2/        --        --     0.45%/2/     0.45%     0.45%/2/
Ratio of Net Investment
 Income to Average            3.66%/2/        --        --     3.11%/2/     3.09%     3.07%/2/
Daily Net Assets

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% for the year ended October 31, 2000 and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.
/2/Annualized.
/3/There were no Dollar Shares outstanding during the periods March 28, 1994 to
   April 14, 1996 and July 21, 1998 to April 10, 2000.
80

MANAGEMENT OF THE FUND

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees as follows:

                                                                                  Investment
                                       Administration                              Advisory
  Fund                                      Fees                                     Fees

  TempFund                                  .08%                                     .08%

  TempCash                                  .08%                                     .08%

  FedFund                                   .08%                                     .08%

  T-Fund                                    .09%                                     .09%

  Federal Trust Fund                        .05%                                     .05%

  Treasury Trust Fund                       .08%                                     .08%

  MuniFund                                  .07%                                     .07%

  MuniCash                                  .07%                                     .07%

  California Money Fund                     .08%                                     .08%

  New York Money Fund                       .07%                                     .07%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."

SHAREHOLDER INFORMATION

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-adminis-trator, twice each day on which both the New York Stock Exchange and the Fed-eral Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of each Fund, except for TempFund and T-Fund, is deter-mined as of 12:00 Noon and 4:00 PM, Eastern Time (9:00 AM and 1:00 PM Pacific
Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabil-ities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Addi-tional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Del-aware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the deadlines for execution of purchase orders. Pur-chase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM Eastern Time (5:30 PM Eastern Time for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM East-ern Time (5:30 PM, Eastern Time for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at its dis-cretion reject any purchase order for Cash Management Shares.
82

  Portfolio                         Time

  TempFund*                 5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time

  FedFund                   3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time

  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time

  MuniFund                  2:30 PM Eastern Time

  MuniCash                  2:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.

** Purchase orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any rea-son.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial invest-ment by an institution for Cash Management Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Cash Management Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Cash Management Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for the redemption of Cash Management Shares of the Funds. Payment for redeemed shares of the Funds for which redemp-tion are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time

  TempFund*                 5:30 PM Eastern Time

  TempCash                  3:00 PM Eastern Time

  FedFund                   3:00 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time

  Federal Trust Fund        2:30 PM Eastern Time

  Treasury Trust Fund       2:30 PM Eastern Time

  MuniFund                 12:00 Noon Eastern Time

  MuniCash                 12:00 Noon Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

  New York Money Fund      12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

** Redemptions orders for Cash Management Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Management share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circum-stances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also "Management of the Fund -- Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Manage-ment Shares.

Cash Management Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Management Shares. Pursuant to a Share-holder Services Plan adopted by the Trust's
84

Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in consideration of the Fund's payment of up to .50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization. However, each Fund currently is charging .25% of average daily net asset value. Such serv-ices are described more fully in the Statement of Additional Information under "Management of the Fund -- Service Organizations." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund, will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distri-butions regardless of whether they are paid in cash or reinvested in addi-tional shares. The one major exception to these tax principles is that distri-butions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax-Exempt Funds -- MuniFund, MuniCash, California Money Fund and New York Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liabil-ity. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such div-idends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Munic-ipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes). Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Munici-pal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their autho-
86
rized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Cash Management Shares Code: H3
  TempCash Cash Management Shares Code: H4
  FedFund Cash Management Shares: Code U2
  T-Fund Cash Management Shares Code: N3
  Federal Trust Fund Cash Management Shares Code: U1
  Treasury Trust Fund Cash Management Shares: N4
  MuniFund Cash Management Shares Code: K3
  MuniCash Cash Management Shares Code: K4
  California Money Fund Cash Management Shares Code: R3
  New York Money Fund Cash Management Shares Code: R4

For other information call: 800-821-7432 or visit our website at www.brpif.com

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 881-2354.

                                       Cash Reserve Shares

                                       Investment Portfolios offered by
                                       BlackRock Provident Institutional Funds


                                 [GRAPHIC]

Prospectus

January 29, 2001



[LOGO OF BLACKROCK PROVIDENT INSTITUTIONAL FUNDS]




                                       The Securities and Exchange Commission
                                       has not approved or disapproved the
                                       Funds' shares or determined if this
                                       prospectus is accurate or complete. It is a criminal offense to state otherwise.

Table of Contents

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
How to Find the Information You Need.......................................   1

TempFund...................................................................   2

T-Fund.....................................................................  10

MuniFund...................................................................  17

California Money Fund......................................................  25

Management of the Fund.....................................................  34

Shareholder Information....................................................  35

  Price of Fund Shares.....................................................  35

  Purchase of Shares.......................................................  35

  Redemption of Shares.....................................................  36

  Cash Reserve Shareholder Service Plan....................................  37

  Dividends and Distributions..............................................  37

  Federal Taxes............................................................  38

  State and Local Taxes....................................................  38

How to Find the Information You Need

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Welcome to the BlackRock Provident Institutional Funds Prospectus for Cash Reserve Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the four portfolios (the "Funds") of the Trust that offer Cash Reserve Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

TempFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in a broad range of U.S. dollar-denominated money market instruments, including government, bank, and commercial obligations and repur-chase agreements relating to such obligations.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the investment adviser, BlackRock Institutional Management Corporation ("BIMC," or the "Advis-er"), believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income and stability of principal.
 2

Performance Information
Cash Reserve Shares of the Fund do not have a performance history as of the date of the Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                           TempFund Dollar Shares/1/

     1991                           5.99%
     1992                           3.64%
     1993                           2.87%
     1994                           3.94%
     1995                           5.74%
     1996                           5.17%
     1997                           5.35%
     1998                           5.27%
     1999                           4.90%
     2000                           6.19%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years

  TempFund Dollar Shares /1/                          6.19%   5.37%   4.96%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*  6.15%   5.41%   4.99%

                                                            7-Day Yield
                                                      As of December 31, 2000

  TempFund Dollar Shares /1/                                   6.24%

  iMoneyNet, Inc.'s Money Fund Report:
   First Tier Institutions--Only Money Fund Average*           6.25%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
 4

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                 TempFund
                                            Cash Reserve Shares

  Management Fees                                .09%

  Other Expenses                                 .51%
   Administration Fees                                     .09%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .17%

  Total Annual Fund Operating Expenses /1/       .60%
                                            =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                                TempFund
                                                                  Cash
                                                                 Reserve
                                                                 Shares

  Management Fees (after current waivers)                       .08%

  Other Expenses                                                .50%
   Administration Fees (after current waivers)                       .08%
   Shareholder Servicing Fees                                        .25%
   Miscellaneous                                                     .17%

  Total Annual Fund Operating Expenses (after current waivers)  .58%
                                                                ====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    TempFund
               Cash Reserve Shares

  One Year            $ 61

  Three Years         $192

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and secu-rities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the forego-ing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. First Tier Eligible Securities are:

 .securities that have ratings at the time of purchase (or which are guaran-teed or in some cases otherwise supported by credit supports with such rat-
  ings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") or one NRSRO, if the security or guarantee was only rated by one NRSRO;

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

 .securities issued or guaranteed as to principal or interest by the U.S. Gov-ernment or any of its agencies or instrumentalities; or

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guar-anteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.
 6

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bear-ing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and matu-rity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Funds' shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities present-ing somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Lever-age risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.
 8

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended Octo-ber 31, 1999 and each year ended September 30 in the 4 year period ended Sep-tember 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming rein-vestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.


                                       One Month
                          Year Ended     Ended
                          October 31, October 31,         Year Ended September 30,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0586      0.0043        0.0470    0.0524    0.0514    0.0516
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0586)    (0.0043)      (0.0470)  (0.0524)  (0.0514)  (0.0516)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   6.02%       5.15%/2/      4.81%     5.38%     5.27%     5.30%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)              815,132     446,569       497,178   302,476   355,284   162,119
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.43%       0.43%/2/      0.43%     0.43%     0.43%     0.43%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    5.94%       5.06%/2/      4.71%     5.25%     5.14%     5.16%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and, .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998,
   1997 and 1996, respectively, for TempFund Dollar Shares.
/2/Annualized.

T-Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks current income with liquidity and stability of principal.

Investment Policies:
The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obli-gations of the U.S. Treasury and repurchase agreements relating to direct Trea-sury obligations.

Principal Risks of Investing:
Securities issued or guaranteed by the U.S. Government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for institutional investors seeking current income with liquidity and security of principal.
10

Performance Information
Cash Reserves Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                            T-Fund Dollar Shares/1/

     1991                             5.96%
     1992                             3.58%
     1993                             2.82%
     1994                             3.66%
     1995                             5.61%
     1996                             5.08%
     1997                             5.19%
     1998                             5.09%
     1999                             4.64%
     2000                             5.90%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                      1 Year 5 Years 10 Years

  T-Fund Dollar Shares /1/                            5.90%   5.17%   4.77%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*  5.91%   5.20%   4.80%

                                                            7-Day Yield
                                                      As of December 31, 2000

  T-Fund Dollar Shares /1/                                     5.95%

  iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions--Only Money Fund Average*           5.90%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.
12

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                  T-Fund
                                            Cash Reserve Shares


  Management Fees                                .12%

  Other Expenses                                 .55%
   Administration Fees                                     .12%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .18%


  Total Annual Fund Operating Expenses /1/       .67%
                                            =========

/1/The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fis-cal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                             T-Fund
                                                       Cash Reserve Shares


  Management Fees (after current waivers)                   .09%

  Other Expenses                                            .51%
   Administration Fees (after current waivers)                        .09%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .17%


  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .60%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     T-Fund
               Cash Reserve Shares


  One Year            $ 68

  Three Years         $214

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without share-holder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agree-ments relating to direct Treasury obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securi-ties held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less fre-quently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

INVESTMENTS. The Fund's investments may include the following:

U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of
14
its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the T-Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all divi-dends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares
The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.


                                         Year Ended October 31,
                                2000      1999      1998      1997      1996
Net Asset Value, Beginning
 of Period                    $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income          0.0554    0.0448    0.0507    0.0503    0.0503
                              --------  --------  --------  --------  --------
Less Distributions:
Dividends to Shareholders
 From Net Investment Income    (0.0554)  (0.0448)  (0.0507)  (0.0503)  (0.0503)
                              --------  --------  --------  --------  --------
Net Asset Value, End of
 Period                       $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                              ========  ========  ========  ========  ========
Total Return                      5.68%     4.58%     5.21%     5.16%     5.15%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)                        630,801   612,695   777,385   516,092   351,271
Ratio of Expenses to Average
 Daily Net Assets/1/              0.44%     0.45%     0.45%     0.45%     0.44%
Ratio of Net Investment
 Income to Average Daily Net
 Assets                           5.54%     4.47%     5.06%     5.03%     5.01%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.
16

MuniFund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Investment Policies:
The Fund invests in a broad range of short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instru-mentalities, and political subdivisions and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests (collectively, "Municipal Obligations").

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpora-tion or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in The Fund:
The Fund is designed for institutional investors seeking as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal.

Performance Information
Cash Reserve Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                           MuniFund Dollar Shares/1/

     1991                           3.53%
     1992                           2.23%
     1993                           1.96%
     1994                           2.36%
     1995                           3.43%
     1996                           3.02%
     1997                           3.20%
     1998                           3.03%
     1999                           2.85%
     2000                           3.70%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).
18

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                    1 Year 5 Years 10 Years

  MuniFund Dollar Shares /1/                        3.70%   3.15%   3.04%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*  3.71%   3.25%   3.17%

                                                          7-Day Yield
                                                    As of December 31, 2000

  MuniFund Dollar Shares /1/                                 4.13%

  iMoneyNet, Inc.'s Money Fund Report:
   Tax-Free Institutions--Only Money Fund Average*           4.15%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authori-ties. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                 MuniFund
                                            Cash Reserve Shares

  Management Fees                                .18%

  Other Expenses                                 .62%
   Administration Fees                                     .18%
   Shareholder Servicing Fees                              .25%
   Miscellaneous                                           .19%

  Total Annual Fund Operating Expenses /1/       .80%
                                            =========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days prior written notice to the Fund.

                                                            MuniFund
                                                       Cash Reserve Shares

  Management Fees (after current waivers)                   .07%

  Other Expenses                                            .53%
   Administration Fees (after current waivers)                        .07%
   Shareholder Servicing Fees                                         .25%
   Miscellaneous                                                      .21%

  Total Annual Fund Operating Expenses (after current
   waivers)                                                 .60%
                                                       =========

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    MuniFund
               Cash Reserve Shares


  One Year            $ 82

  Three Years         $255

20

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approv-al. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

Except during periods of unusual market conditions or during temporary defen-sive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government secu-rities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand pay-
ment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securi-ties) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffili-ated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities that are issued or guaranteed by a person with such ratings;

 .securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Reve-nue securities include pri-vate activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase Munici-pal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securi-ties will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settle-ment securities for speculative purposes but only in furtherance of its invest-ment objective. The Fund receives no income from when-issued or delayed settle-ment securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have read-ily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
22

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government secu-rities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Munic-ipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years, including the year ended October 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares
The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.


                                        Eleven
                             Year       Months
                             Ended       Ended
                          October 31, October 31,          Year Ended November 30,
                             2000        1999          1998      1997      1996      1995
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0354      0.0250        0.0302    0.0313    0.0301    0.0335
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0354)    (0.0250)      (0.0302)  (0.0313)  (0.0301)  (0.0335)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.60%       2.77%/2/      3.07%     3.18%     3.06%     3.41%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               63,619      56,238        51,736    67,387    61,396     6,474
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.44%       0.45%/2/      0.50%     0.52%     0.52%     0.52%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    3.55%       2.71%/2/      3.01%     3.13%     3.01%     3.34%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.
/2/Annualized.
24

California Money Fund

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary

Investment Goal:
The Fund seeks to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preserva-tion of capital and relative stability of principal.

Investment Policies:
The Fund invests primarily in debt obligations issued by or on behalf of the State of California and other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt deriva-tive securities such as tender option bonds, participations, beneficial inter-ests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California ("California Municipal Obligations") are exempt from regular federal and Cali-fornia State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political sub-divisions, as well as certain other governmental issuers such as the Common-wealth of Puerto Rico.

Principal Risks of Investing:
Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing inter-est rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

The Fund is non-diversified because it emphasizes its investments in Califor-nia Municipal Obligations. This means that it may invest a greater percentage of its assets in a particular issuer, and that its performance will be depen-dent upon a smaller category of securities than a diversified portfolio. Accordingly, the Fund may experience greater fluctuations in net asset value and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations are exempt from federal income tax but may be subject to California State personal income tax.

An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corpo-ration or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to Invest in the Fund:
The Fund is designed for California institutional investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California personal income tax as is consistent with the preservation of capital and relative stability of prin-cipal.

Performance Information
Cash Reserve Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one and five years and since inception compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [GRAPH]

                             California Money Fund Dollar Shares/1/

     1991                                   3.69%
     1992                                   2.36%
     1993                                   2.01%
     1994                                   2.48%
     1995                                   3.39%
     1996                                   2.96%
     1997                                   3.14%
     1998                                   2.88%
     1999                                   2.57%
     2000                                   3.12%

                        January, 1991 - December, 2000


/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are sub-stantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).
26

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

                                                                       Since
                                                                     Inception
                                                                     January 9,
                                                      1 Year 5 Years    1991

  California Money Fund Dollar Shares /1/             3.12%   2.93%    2.85%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                          3.25%   3.04%    3.03%

                                                            7-Day Yield
                                                      As of December 31, 2000

  California Money Fund Dollar Shares /1/                      3.64%

  iMoneyNet, Inc.'s Money Fund Report:
   California State Specific Tax-Free Institutions--
    Only Money Fund Average*                                   3.59%

/1/ Because the Cash Reserve Shares of the Fund have not yet commenced opera-tions, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear differ-ent expenses. The performance of Cash Reserve Shares will be lower than Dollar Shares because they bear different expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

                                            California Money Fund
                                             Cash Reserve Shares

  Management Fees                                 .20%

  Other Expenses                                  .64%
   Administration Fees                                       .20%
   Shareholder Servicing Fees                                .25%
   Miscellaneous                                             .19%

  Total Annual Fund Operating Expenses /1/        .84%
                                            ==========

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise pay-able to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.

                                                                California
                                                                Money Fund
                                                                   Cash
                                                                  Reserve
                                                                  Shares

  Management Fees (after current waivers)                        .08%

  Other Expenses                                                 .52%
   Administration Fees (after current waivers)                         .08%
   Shareholder Servicing Fees                                          .25%
   Miscellaneous                                                       .19%

  Total Annual Fund Operating Expenses (after current waivers)   .60%
                                                                =====

Example
This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               California Money Fund
                Cash Reserve Shares

  One Year             $ 86

  Three Years          $268

28

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primar-ily in California Municipal Obligations.

Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Gov-ernment obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local tax-es. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .securities issued or guaranteed by persons with short-term debt having such ratings;

 .unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such secu-rities; and

 .shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. Government or any agency or instrumentality.

INVESTMENTS. The Fund's investments may include the following:

Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of pri-vate activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alterna-tive minimum tax. The portfolio may also include "moral obligation" securities.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other gov-ernmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securi-ties on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment compa-nies' expenses will be borne by the Fund's shareholders.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or con-tractual restrictions on resale or the absence of readily available market quo-tations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.
30

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to main-tain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securi-ties are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is con-sidered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, spon-sors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Special Considerations Affecting the Fund. The Fund is concentrated in securi-ties issued by the State of California or entities within the State of Cali-fornia and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of Califor-nia Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequent-ly, the net asset value of the Fund's portfolio.

General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in cer-tain adverse consequences affecting California Municipal Obligations. Signifi-cant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legisla-tion, are being faced with competitive market forces and must use the transi-tion period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or partici-pate in nuclear power plants which could affect the issuer's financial perfor-mance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.
32

Financial Highlights
The Cash Reserve Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Addi-tional Information and included in the Annual Report, each of which is avail-able upon request.

California Money Fund Dollar Shares
The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                      Nine Months
                          Year Ended     Ended
                          October 31, October 31,          Year Ended January 31,
                             2000        1999          1999      1998      1997      1996
Net Asset Value,
 Beginning of Period       $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           --------    --------      --------  --------  --------  --------
Income From Investment
 Operations:
Net Investment Income        0.0301      0.0182        0.0280    0.0309    0.0291    0.0331
                           --------    --------      --------  --------  --------  --------
Less Distributions:
Dividends to
 Shareholders From Net
 Investment Income          (0.0301)    (0.0182)      (0.0280)  (0.0309)  (0.0291)  (0.0331)
                           --------    --------      --------  --------  --------  --------
Net Asset Value, End of
 Period                    $   1.00    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                           ========    ========      ========  ========  ========  ========
Total Return                   3.05%       2.48%/2/      2.84%     3.14%     2.96%     3.37%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)               10,212       8,288       139,601   130,547   126,321    31,163
Ratio of Expenses to
 Average Daily Net
 Assets/1/                     0.45%       0.45%/2/      0.45%     0.45%     0.45%     0.45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets                    2.98%       2.43%/2/      2.77%     3.09%     2.90%     3.30%

/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73% and .73% for the years ended January 31, 1999,
   1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares. /2/Annualized.

Management of the Fund

Investment Adviser
The Adviser, a majority-owned indirect subsidiary of PNC Bank, N.A., serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under manage-ment in excess of $61 billion. BIMC (formerly known as PNC Institutional Man-agement Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

As investment adviser, BIMC manages each Fund and is responsible for all pur-chases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, com-puted daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees of their average daily net assets as follows:

                                                                                 Investment
                                        Administration                            Advisory
    Fund                                     Fees                                   Fees
    TempFund                                 .08%                                   .08%
    T-Fund                                   .09%                                   .09%
    MuniFund                                 .07%                                   .07%
    California Money Fund                    .08%                                   .08%

The services provided by BIMC and the fees payable by each Fund for these serv-ices are described further in the Statement of Additional Information under "Management of the Funds."
34

Shareholder Information

Price of Fund Shares
A Fund's net asset value per share for purposes of pricing purchase and redemp-tion orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund and California Money Fund is determined as of 12:00 Noon and 4:00 P.M., Eastern Time (9:00 AM, and 1:00 PM Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 PM Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares
Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Dela-ware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

The chart below outlines the deadlines for the execution of purchase orders. Purchase orders accepted by PFPC by the deadline and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time, for MuniFund and California Money Fund or 5:30 PM, Eastern Time, for TempFund and T-Fund will be executed that day. Purchase orders received after the deadline, and orders for which payment has not been received by 4:00 PM, Eastern Time for MuniFund or California Money Fund or 5:30 PM, Eastern Time, for TempFund and T-Fund will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their dis-cretion reject any purchase order for Cash Reserve Shares.

  Portfolio                         Time


  TempFund*                 5:30 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  MuniFund                  5:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

* Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.
** Purchase orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment.

Cash Reserve Shares of the Funds are sold without charge by a Fund. Institu-tional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, there-fore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares
Redemption orders must be transmitted to the Funds' Office in Wilmington, Dela-ware in the manner described under "Purchase of Shares." Cash Reserve Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

The chart below outlines the deadlines for the redemption of Cash Reserve Shares of the Funds. Payment for redeemed Cash Reserve Shares of the Funds for which redemption requests are received by PFPC by the established deadline on a Business Day is normally made in federal funds wired to the redeeming share-holder on the same day. Payment of redemption requests which are received after the established deadline, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.

  Portfolio                         Time


  TempFund*                 5:30 PM Eastern Time

  T-Fund*                   5:30 PM Eastern Time


  MuniFund                  5:30 PM Eastern Time

  California Money Fund**  12:00 Noon Eastern Time

* Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.
** Redemption orders for Cash Reserve Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.
36

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the sharehold-er. If during the sixty-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Informa-tion." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its cus-tomers agreements.

Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also "Management of the Fund--Service Orga-nizations," as described in the Statement of Additional Information.) Institu-tions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Cash Reserve Shareholder Service Plan
Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the service organization to provide serv-ices to its customers who are the beneficial owners of such shares in consid-eration of the Fund's payment of up to .40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization. However, each Fund is currently charging .25% of average daily net assets. Such services are described more fully in the Statement of Addi-tional Information under "Management of the Fund--Service Organizations." Under the terms of the agreements, Service Organizations are required to pro-vide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

Dividends and Distributions
Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as divi-dends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wil-mington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes
Distributions paid by TempFund and T-Fund will generally be taxable to share-holders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that dis-tributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

Tax Exempt Funds--MuniFund and California Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determin-ing federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes
Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's dis-tributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to cor-porate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such sharehold-ers, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such divi-dends may be exempt for federal income tax purposes.

Dividends paid by California Money Fund derived from U.S. Government obliga-tions generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even
38
though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

                                     * * *

PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Funds, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonres-ident aliens, foreign trusts or estates, or foreign corporations or partner-ships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to Contact BlackRock Provident Institutional Funds

For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

  TempFund Cash Reserve Shares Code: H2
  T-Fund Cash Reserve Shares Code: N2
  MuniFund Cash Reserve Shares Code: K2
  California Money Fund Cash Reserve Shares Code: R2

For other information call: 800-821-7432 or visit our website at www.brpif.com

Written correspondence may be sent to:

  BlackRock Provident Institutional Funds
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com.

Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.

BLACKROCK PROVIDENT INSTITUTIONAL FUNDS
---------------------------------------


Plus Shares






                                                                      PROSPECTUS
                                                                January 29, 2001




                                                                 BLACKROCK
                                                                 PROVIDENT
                                                                 INSTITUTIONAL
                                                                 FUNDS

                                    The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

HOW TO FIND THE INFORMATION YOU NEED ........................................ 1
TEMPFUND .................................................................... 2
T-FUND ..................................................................... 12
MUNIFUND ................................................................... 20
CALIFORNIA MONEY FUND ...................................................... 30
NEW YORK MONEY FUND ........................................................ 41
MANAGEMENT OF THE FUND ..................................................... 52
SHAREHOLDER INFORMATION .................................................... 53
         Price of Fund Shares .............................................. 53
         Purchase of Shares ................................................ 53
         Redemption of Shares .............................................. 54
         Plus Distribution and Service Plan ................................ 55
         Dividends and Distributions ....................................... 56
         Federal Taxes ..................................................... 56
         State and Local Taxes ............................................. 57

                      How to Find the Information You Need

--------------------------------------------------------------------------------

Welcome to the BlackRock Provident Institutional Funds Prospectus for Plus
Shares.

The prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Plus Shares of the BlackRock Provident Institutional Funds (the "Trust").

This prospectus contains information about the five portfolios (the "Funds") of the Trust that offer Plus Shares. To save you time, the prospectus has been organized so that each Fund has its own short section. All you have to do is turn to the section for any particular Fund. Once you read the important facts about the Funds that interest you, read the sections that tell you about buying and selling shares, certain fees and expenses, shareholder services and your rights as a shareholder. These sections apply to all the Funds.

Plus Shares are sold to broker-dealers that have entered into distribution agreements with the Trust in connection with their investments.

The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or the accounts of their customers.

                                    TEMPFUND

--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY


Investment Goal:                        The Fund seeks current income with liquidity
                                        and stability of principal.

Investment Policies:                    The Fund invests in a broad range of U.S.
                                        dollar-denominated money market instruments,
                                        including government, bank, and commercial
                                        obligations and repurchase agreements relating
                                        to such obligations.

Principal Risks of Investing:           Although the Fund invests in money market
                                        instruments which the investment adviser,
                                        BlackRock Institutional Management Corporation
                                        ("BIMC," or the "Adviser"), believes present
                                        minimal credit risks at the time of purchase,
                                        there is a risk that an issuer may not be able
                                        to make principal and interest payments when
                                        due. The Fund is also subject to risks related
                                        to changes in prevailing interest rates, since
                                        generally, a fixed-income security will increase
                                        in value when interest rates fall and decrease
                                        in value when interest rates rise.

                                        An investment in the Fund is not a deposit in
                                        PFPC Trust Company or PNC Bank, N.A. and is not
                                        insured or guaranteed by the Federal Deposit
                                        Insurance Corporation or any other government
                                        agency. Although the Fund seeks to preserve the
                                        value of your investment at $1.00 per share, it
                                        is possible to lose money by investing in the
                                        Fund.


Who May Want to Invest in the Fund:     The Fund is designed for institutional investors
                                        seeking current income and stability of
                                        principal.

Performance Information

     Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    Temp Fund
                                 Dollar Shares/1/

                                    [GRAPH]

                            Net Annualized Returns

                                 1991     5.99%
                                 1992     3.64%
                                 1993     2.87%
                                 1994     3.94%
                                 1995     5.74%
                                 1996     5.17%
                                 1997     5.35%
                                 1998     5.27%
                                 1999     4.90%
                                 2000     6.19%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     During the ten-year period shown in the bar chart, the highest quarterly return was 6.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.83% (for the quarter ended June 30, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000


        --------------------------------------------------------------------------------------------------
                                                                        1 Year      5 Years    10 Years
        --------------------------------------------------------------------------------------------------
        TempFund Dollar Shares/1/                                        6.19%        5.37%       4.96%

        --------------------------------------------------------------------------------------------------
        iMoneyNet, Inc.'s Money Fund Report: First Tier                  6.15%        5.41%       4.99%
        Institutions - Only Money Fund Average*

        --------------------------------------------------------------------------------------------------
        --------------------------------------------------------------------------------------------------
                                                                                  7-Day Yield
                                                                             As of December 31, 2000
        --------------------------------------------------------------------------------------------------
        TempFund Dollar Shares/1/                                                     6.24%

        --------------------------------------------------------------------------------------------------
        iMoneyNet, Inc.'s Money Fund Report:  First Tier                              6.25%
         Institutions - Only Money Fund Average*

        --------------------------------------------------------------------------------------------------

         Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.


------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: First Tier Institutions -- Only Money Fund Average is comprised of institutional money market funds investing in First Tier Eligible money market instruments. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for TempFund Dollar Shares as of January 2, 2001 was 6.23%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                                 TempFund
                                                                Plus Shares
                                                                -----------

Management Fees                                           .09%
Distribution Fees (12b-1) Fees                            .25%
Other Expenses                                            .11%
         Administration Fees                                               .09%
         Miscellaneous                                                     .02%

Total Annual Fund
         Operating Expenses/1/                            .45%
                                                          ===

--------------------------------------------------------------------------------
/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days' prior written notice to the Fund.

--------------------------------------------------------------------------------
                                                                  TempFund
                                                                 Plus Shares
                                                                 -----------
Management Fees (after current waivers)                    .08%
Distribution Fees (12b-1) Fees                             .25%
Other Expenses                                             .10%
         Administration Fees (after current waivers)                        .08%
         Miscellaneous                                                      .02%

Total Annual Fund Operating Expenses
  (after current waivers)                                  .43%
                                                           ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    -----------------------------------
                           TempFund Plus Shares
                    -----------------------------------
                    One Year                    $  46
                    Three Years                  $144
                    -----------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek current income and stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests in a broad range of money market instruments, including government, bank, and commercial obligations and repurchase agreements relating to such obligations.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended, and other rules of the Securities and Exchange Commission (the "SEC"). Pursuant to Rule 2a-7, the Fund will generally limit its purchases of any one issuer's securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

     . securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

     . securities that are issued or guaranteed by a person with such ratings;

     . securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

     . securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities; or

     . securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments. The Fund's investments may include the following:

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and related custodial receipts.

Bank Obligations. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers' acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund's assets.

Commercial Paper. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund's quality and maturity requirements.

Asset-Backed Obligations. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

Municipal Obligations. The Fund may, when deemed appropriate by the Adviser in light of the Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

Repurchase Agreements. The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. Any other types of investments will comply with the Fund's quality and maturity guidelines. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

RISK FACTORS. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like. Reverse repurchase agreements, securities lending transactions and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the TempFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the one month ended October 31, 1999 and each year ended September 30 in the 4 year period ended September 30, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Dollar Shares
The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

                                       Year       One Month
                                       Ended        Ended
                                     October 31,  October 31,                 Year Ended September 30,
                                        2000         1999          1999          1998          1997        1996
                                ------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period........        $   1.00     $   1.00      $   1.00      $   1.00      $   1.00     $   1.00
                                      --------     --------      --------      --------      --------     --------
Income From Investment
Operations:
     Net Investment Income....          0.0586       0.0043        0.0470        0.0524        0.0514       0.0516
                                      --------     --------      --------      --------      --------     --------
Less Distributions:
    Dividends to Shareholders
    From Net Investment
    Income....................         (0.0586)     (0.0043)      (0.0470)      (0.0524)      (0.0514)     (0.0516)
                                      --------     --------      --------      --------      --------     --------
      Net Asset Value,
      End of Period...........          $ 1.00       $ 1.00         $1.00         $1.00         $1.00       $ 1.00
                                      ========     ========      ========      ========      ========     ========
Total Return..................            6.02%        5.15%/2/      4.81%         5.38%         5.27%        5.30%
Ratios/Supplemental Data:
Net Assets,
      End of Period $(000)....         815,132      446,569       497,178       302,476       355,284      162,119
    Ratio of Expenses to
      Average Daily Net
      Assets/1/...............            0.43%        0.43%/2/      0.43%         0.43%         0.43%        0.43%
    Ratio of Net Investment
      Income to Average
      Daily Net Assets........            5.94%        5.06%/2/      4.71%         5.25%         5.14%        5.16%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% for the year ended October 31, 2000, .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49% and .51% for the years ended September 30, 1999, 1998, 1997 and 1996, respectively, for TempFund Dollar Shares.

/2/  Annualized.

                                     T-FUND

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

Investment Goal:      The Fund seeks current income with liquidity and stability of principal.

Investment Policies:  The Fund invests in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

Principal Risks of    Securities issued or guaranteed by the U.S. Government
Investing:            have historically involved little risk of loss of
                      principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The Fund is subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                      An investment in the Fund is not a deposit in PFPC Trust Company or PNC Bank, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who May Want to       The Fund is designed for institutional investors seeking
Invest in the Fund:   current income with liquidity and security of principal.

Performance Information

Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                     T-Fund
                                 Dollar Shares/1/

                                    [GRAPH]

                            Net Annualized Returns

                               1991        5.96%
                               1992        3.58%
                               1993        2.82%
                               1994        3.66%
                               1995        5.61%
                               1996        5.08%
                               1997        5.19%
                               1998        5.09%
                               1999        4.64%
                               2000        5.90%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     During the ten-year period shown in the bar chart, the highest quarterly return was 6.85% (for the quarter ended March 31, 1991) and the lowest quarterly return was 2.79% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

   -----------------------------------------------------------------------------
                                              1 Year      5 Years       10 Years

   -----------------------------------------------------------------------------

   T-Fund Dollar Shares/1/                     5.90%        5.17%          4.77%

   -----------------------------------------------------------------------------
   iMoneyNet, Inc.'s Money Fund Report:
   Government Institutions                     5.91%        5.20%          4.80%
   - Only Money Fund Average *

   -----------------------------------------------------------------------------
                                                          7-Day Yield
                                                    As of December 31, 2000

   -----------------------------------------------------------------------------
   T-Fund Dollar Shares/1/                                  5.95%

   -----------------------------------------------------------------------------
   iMoneyNet, Inc.'s Money Fund Report:
     Government Institutions - Only Money Fund Average*     5.90%

   -----------------------------------------------------------------------------


Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: Government Institutions - Only Money Fund Average is comprised of institutional money market funds investing in U.S. T-Bills, Repurchase Agreements and/or Government Agencies. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for T-Fund Dollar Shares as of January 2, 2001 was 5.93%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                           T-Fund
                                                         Plus Shares

Management Fees                                      .12%
Distribution (12b-1) Fees                            .25%
Other Expenses                                       .15%
         Administration Fees                                       .12%
         Miscellaneous                                             .03%
Total Annual Fund
  Operating Expenses/1/                              .52%
                                                     ====

--------------------------------------------------------------------------------
/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days' prior written notice to the Fund.

                                                           T-Fund
                                                         Plus Shares

Management Fees (after current waivers)                  .09%
Distribution (12b-1) Fees                                .25%
Other Expenses                                           .11%
         Administration Fees (after current waivers)                .09%
         Miscellaneous                                              .02%
Total Annual Fund
  Operating Expenses (after current waivers)             .45%
                                                         ===
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    --------------------------------------------------------
                                      T-Fund Plus Shares
                    --------------------------------------------------------
                    One Year                         $  53
                    Three Years                      $ 167
                    --------------------------------------------------------

                    INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to seek current income with liquidity and security of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests solely in direct obligations of the U.S. Treasury, such as Treasury bills, notes, trust receipts and repurchase agreements relating to direct Treasury obligations.

     The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC.

Investments.  The Fund's investments may include the following:

     U.S. Treasury Obligations. The Fund may purchase direct obligations of the U.S. Treasury. The Fund may invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Repurchase Agreements. The Fund may enter into repurchase agreements.

     Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

     Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Treasury securities are considered to be the safest type of investment in terms of credit risk.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Reverse repurchase agreements, securities lending transactions and when-issued or delayed settlement transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund's investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risks.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the T-Fund Dollar Shares' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

T-Fund Dollar Shares

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

                                                                         Year Ended October 31,
                                                          2000        1999        1998        1997         1996
                                                      --------------------------------------------------------------

Net Asset Value, Beginning of Period...............      $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                         ------      ------      ------       ------      ------
Income From Investment Operations:
   Net Investment Income...........................      0.0554      0.0448      0.0507       0.0503      0.0503
                                                         ------      ------      ------       ------      ------
Less Distributions:
   Dividends to Shareholders
      From Net Investment Income...................     (0.0554)    (0.0448)    (0.0507)     (0.0503)    (0.0503)
                                                         ------      ------      ------       ------      ------
Net Asset Value, End of Period.....................      $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                                         ======      ======      ======       ======      ======
Total Return.......................................        5.68%       4.58%       5.21%        5.16%       5.15%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...................     630,801     612,695     777,385      516,092     351,271
   Ratio of Expenses to Average Daily Net
    Assets/1/......................................        0.44%       0.45%       0.45%        0.45%       0.44%
   Ratio of Net Investment Income to Average Daily
      Net Assets...................................        5.54%       4.47%       5.06%        5.03%       5.01%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .52%, .51%, .52%, .54% and .55% for the years ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively, for T-Fund Dollar Shares.

                                   MUNIFUND

--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY

Investment Goal:                            The Fund seeks as high a level of
                                            current interest income exempt from
                                            federal income tax as is consistent
                                            with relative stability of
                                            principal.

Investment Policies:                        The Fund invests in a broad range of
                                            short-term tax-exempt obligations
                                            issued by or on behalf of states,
                                            territories, and possessions of the
                                            United States, the District of
                                            Columbia, and their respective
                                            authorities, agencies,
                                            instrumentalities, and political
                                            subdivisions and tax-exempt
                                            derivative securities such as tender
                                            option bonds, participations,
                                            beneficial interests in trusts and
                                            partnership interests (collectively,
                                            "Municipal Obligations").

Principal Risks of Investing:               Although the Fund invests in money
                                            market instruments which the Adviser
                                            believes present minimal credit
                                            risks at the time of purchase, there
                                            is a risk that an issuer may not be
                                            able to make principal and interest
                                            payments when due. The Fund is also
                                            subject to risks related to changes
                                            in prevailing interest rates, since
                                            generally, a fixed-income security
                                            will increase in value when interest
                                            rates fall and decrease in value
                                            when interest rates rise.

                                            An investment in the Fund is not a
                                            deposit in PFPC Trust Company or PNC
                                            Bank, N.A. and is not insured or
                                            guaranteed by the Federal Deposit
                                            Insurance Corporation or any other
                                            government agency. Although the Fund
                                            seeks to preserve the value of your
                                            investment at $1.00 per share, it is
                                            possible to lose money by investing
                                            in the Fund.

Who May Want to Invest in                   The Fund is designed for
The Fund:                                   institutional investors seeking as
                                            high a level of current interest
                                            income exempt from federal income
                                            tax as is consistent with relative
                                            stability of principal.

Performance Information

     Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                   MuniFund
                               Dollar Shares/1/

                            Net Annualized Returns

                                1991      3.53%
                                1992      2.23%
                                1993      1.96%
                                1994      2.36%
                                1995      3.43%
                                1996      3.02%
                                1997      3.20%
                                1998      3.03%
                                1999      2.85%
                                2000      3.70%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

     During the ten-year period shown in the bar chart, the highest quarterly return was 4.10% (for the quarter ended June 30, 1991) and the lowest quarterly return was 1.84% (for the quarter ended December 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

    -----------------------------------------------------------------------------------------------------------
                                                                  1 Year           5 Years         10 Years

    -----------------------------------------------------------------------------------------------------------
    MuniFund Dollar Shares/1/                                       3.70%             3.15%          3.04%

    -----------------------------------------------------------------------------------------------------------
    iMoneyNet, Inc.'s Money Fund Report: Tax-Free                   3.71%             3.25%          3.17%
    Institutions - Only Money Fund Average*

    -----------------------------------------------------------------------------------------------------------

    -----------------------------------------------------------------------------------------------------------
                                                                                   7-Day Yield
                                                                             As of December 31, 2000

    -----------------------------------------------------------------------------------------------------------
    MuniFund Dollar Shares/1/                                                             4.13%

    -----------------------------------------------------------------------------------------------------------
    iMoneyNet, Inc.'s Money Fund Report: Tax-Free Institutions - Only
    Money Fund Average*                                                                   4.15%

    -----------------------------------------------------------------------------------------------------------

     Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

------------------------

/1/ Because the Plus Shares of the Fund have not commenced operations, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: Tax Free Institutions-Only Money Fund Average is comprised of institutional money market funds investing in obligations of tax-exempt entities, including state and municipal authorities. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for MuniFund Dollar Shares as of January 2, 2001 was 4.18%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------
                                                      MuniFund
                                                     Plus Shares
                                                     -----------

Management Fees                                      .18%
Distribution (12b-1) Fees                            .25%
Other Expenses                                       .22%
     Administration Fees                                        .18%
     Miscellaneous                                              .04%
Total Annual Fund
     Operating Expenses /1/                          .65%
                                                     ===

--------------------------------------------------------------------------------
/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers, but can terminate the waivers upon 120 days' prior written notice to the Fund.

--------------------------------------------------------------------------------
                                                               MuniFund
                                                              Plus Shares
                                                              -----------

Management Fees (after current waivers)                       .07%
Distribution (12b-1) Fees                                     .25%
Other Expenses                                                .13%
       Administration Fees (after current waivers)                       .07%
       Miscellaneous                                                     .06%
Total Annual Fund
       Operating Expenses (after current waivers)             .45%
                                                              ===

--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waivers) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           --------------------------------------------------------
                             MuniFund Plus Shares
           --------------------------------------------------------
                            One Year           $ 66
                         Three Years           $208
           --------------------------------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

The Fund is a money market fund. The investment objective of the Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests substantially all its assets in a diversified portfolio of Municipal Obligations. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax.

     Except during periods of unusual market conditions or during temporary defensive periods, the Fund invests substantially all, but in no event less than 80% of its total assets in Municipal Obligations with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC. The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

     The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. Applicable First Tier Eligible Securities are:

 .    securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities that are issued or guaranteed by a person with such ratings;

 .    securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; and

 .    securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" bonds.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase Municipal Obligations on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the MuniFund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 11 months ended October 31, 1999 and each year ended November 30 in the 4 year period ended November 30, 1998. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the one year ended October 31, 2000 and the eleven months ended October 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for each year ended November 30 in the 4 year period ended November 30, 1998 were audited by KPMG LLP whose report expressed an unqualified opinion on those statements.

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.


                                     Year       Eleven
                                    Ended       Months                             Year Ended November 30,
                                   October      Ended
                                     31,      October 31,
                                    2000         1999           1998          1997          1996           1995
                                 ----------------------------------------------------------------------------------
Net Asset Value,
    Beginning of Period......      $ 1.00         $1.00         $1.00         $1.00         $1.00         $ 1.00
                                  -------        ------        ------        ------        ------        -------
Income From Investment
    Operations:
    Net Investment Income....      0.0354        0.0250        0.0302        0.0313        0.0301         0.0335
                                  -------        ------        ------        ------        ------        -------
Less Distributions:
    Dividends to Shareholders
      From Net Investment
      Income.................    (0.0354)       (0.0250)      (0.0302)      (0.0313)      (0.0301)       (0.0335)
                                  -------        ------        ------        ------        ------        -------
Net Asset Value,
    End of Period............      $ 1.00         $1.00         $1.00         $1.00         $1.00         $ 1.00
                                  =======        ======        ======        ======        ======        =======
Total Return                         3.60%         2.77%/2/      3.07%         3.18%         3.06%          3.41%
Ratios/Supplemental Data:
Net Assets, End of Period
      $(000).................      63,619        56,238        51,736        67,387        61,396          6,474
    Ratio of Expenses to
      Average Daily Net
      Assets/1/..............        0.44%         0.45%/2/      0.50%         0.52%         0.52%          0.52%
    Ratio of Net Investment
      Income to Average
      Daily Net Assets.......        3.55%         2.71%/2/      3.01%         3.13%         3.01%          3.34%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .65% for the year ended October 31, 2000, .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67% and .66% for the years ended November 30, 1998, 1997, 1996 and 1995, respectively, for MuniFund Dollar Shares.

---------------------

/2/  Annualized.

                              CALIFORNIA MONEY FUND
--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY
Investment Goal:                   The Fund seeks to provide investors with as high a
                                   level of current interest income that is exempt from
                                   federal income tax and, to the extent possible, from
                                   California State personal income tax as is
                                   consistent with the preservation of capital and
                                   relative stability of principal.

Investment Policies:               The Fund invests primarily in debt obligations
                                   issued by or on behalf of the State of California
                                   and other states, territories, and possessions of
                                   the United States, the District of Columbia, and
                                   their respective authorities, agencies,
                                   instrumentalities and political subdivisions, and
                                   tax-exempt derivative securities such as tender
                                   option bonds, participations, beneficial interests
                                   in trusts and partnership interests ("Municipal
                                   Obligations"). Dividends paid by the Fund that are
                                   derived from the interest on Municipal Obligations
                                   that is exempt from taxation under the Constitution
                                   or statutes of California ("California Municipal
                                   Obligations") are exempt from regular federal and
                                   California State personal income tax. California
                                   Municipal Obligations include municipal securities
                                   issued by the State of California and its political
                                   subdivisions, as well as certain other governmental
                                   issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:      Although the Fund invests in money market
                                   instruments which the Adviser believes present
                                   minimal credit risks at the time of purchase, there
                                   is a risk that an issuer may not be able to make
                                   principal and interest payments when due. The Fund
                                   is also subject to risks related to changes in
                                   prevailing interest rates, since generally, a
                                   fixed-income security will increase in value when
                                   interest rates fall and decrease in value when
                                   interest rates rise.


                                   The Fund is non-diversified because it emphasizes
                                   investments in California Municipal Obligations.
                                   This means that it may invest a greater percentage
                                   of its assets in a particular issuer, and that its
                                   performance will be dependent upon a smaller
                                   category of securities than a diversified portfolio.
                                   Accordingly, the Fund may experience greater
                                   fluctuations in net asset value and may have greater
                                   risk of loss.

                                   Dividends derived from interest on Municipal
                                   Obligations other than California Municipal
                                   Obligations are exempt from federal income tax but
                                   may be subject to California State personal income
                                   tax.

                                   An investment in the Fund is not a deposit in PFPC
                                   Trust Company or PNC Bank, N.A. and is not insured
                                   or guaranteed by the Federal Deposit Insurance
                                   Corporation or any other government agency. Although
                                   the Fund seeks to preserve the value of your
                                   investment at $1.00 per share, it is possible to
                                   lose money by investing in the Fund.

Who May Want to Invest in
  the Fund:                        The Fund is designed for California institutional
                                   investors and their customers seeking as high a
                                   level of current interest income that is exempt from
                                   federal income tax and, to the extent possible, from
                                   California personal income tax as is consistent with
                                   the preservation of capital and relative stability
                                   of principal.

Performance Information

       Plus Shares of the Fund do not have a performance history as of the date of this Prospectus. Therefore, the Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar Shares of the Fund has varied from year to year; and the average annual return for Dollar Shares of the Fund. The Table shows how the average annual return for Dollar Shares of the Fund for one and five years and since inception compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                              California Money Fund
                                 Dollar Shares/1/

                                    [GRAPH]

                            Net Annualized Returns

                                 1991     3.69%
                                 1992     2.36%
                                 1993     2.01%
                                 1994     2.48%
                                 1995     3.39%
                                 1996     2.96%
                                 1997     3.14%
                                 1998     2.88%
                                 1999     2.57%
                                 2000     3.12%

                        January, 1991 - December, 2000

/1/ Because the Plus Shares of the Fund have not had shares outstanding for the last five years, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

       During the ten-year period shown in the bar chart, the highest quarterly return was 3.77% (for the quarter ended September 30, 1991) and the lowest quarterly return was 1.88% (for the quarter ended March 31, 1993).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000

     ---------------------------------------------------------------------------------------------------------
                                                                        1 Year        5 Years  Since Inception
                                                                                               January 9, 1991
     ---------------------------------------------------------------------------------------------------------
     California Money Dollar Shares/1/                                   3.12%         2.93%          2.85%

     ---------------------------------------------------------------------------------------------------------
     iMoneyNet, Inc.'s Money Fund Report: California State               3.25%         3.04%          3.03%
     Specific Tax-Free Institutions-Only Money Fund Average*
     ---------------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------------
                                                                                  7-Day Yield
                                                                            As of December 31, 2000

     ---------------------------------------------------------------------------------------------------------
     California Money Dollar Shares/1/                                               3.64%

     ---------------------------------------------------------------------------------------------------------
     iMoneyNet, Inc.'s Money Fund Report:
     California State Specific Tax-Free Institutions - Only Money Fund Average*      3.59%

     ---------------------------------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.

------------------------

/1/ Because the Plus Shares of the Fund have not had shares outstanding for the last five years, the performance is the performance of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus Shares will be similar to Dollar Shares because they bear similar expenses.

* iMoneyNet, Inc.'s Money Fund Report: California State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of California State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for California Money Fund Dollar Shares as of January 2, 2001 was 3.65%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

--------------------------------------------------------------------------------------------------
                                                                      California Money Fund
                                                                           Plus Shares
                                                                           -----------
Management Fees                                                      .20%
Distribution (12b-1) Fees                                            .25%
Other Expenses                                                       .24%
       Administration Fees                                                              .20%
       Miscellaneous                                                                    .04%
Total Annual Fund
    Operating Expenses/1/                                            .69%
                                                                     ====
--------------------------------------------------------------------------------------------------

/1/ The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time.


                                                                      California Money Fund
                                                                           Plus Shares
                                                                           -----------
Management Fees (after current waivers)                              .08%
Distribution (12b-1) Fees                                            .25%
Other Expenses                                                       .12%
       Administration Fees (after current waivers)                                    .08%
       Miscellaneous                                                                  .04%
Total Annual Fund
  Operating Expenses (after current waivers)                         .45%
                                                                     ===
--------------------------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund (without the waiver) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                ---------------------------------------------------
                       California Money Fund Plus Shares

                ---------------------------------------------------
                       One Year                       $70
                    Three Years                      $221
                ---------------------------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

       The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in California Municipal Obligations.

       Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations. At least 50% of the Fund's assets must be invested in obligations which, when held by an individual, the interest therefrom is exempt from California personal income taxation (i.e., California Municipal Obligations and certain U.S. Government obligations) at the close of each quarter of its taxable year so as to permit the Fund to pay dividends that are exempt from California State personal income tax. Dividends, regardless of their source, may be subject to local taxes. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

       The Fund invests in Municipal Obligations which are determined by the Adviser to present minimal credit risk pursuant to guidelines approved by the Trust's Board of Trustees pursuant to Rule 2a-7 under the 1940 Act and other rules of the SEC. Pursuant to Rule 2a-7, the Fund is authorized to purchase securities that are determined to have minimum credit risk and are Eligible Securities. Applicable Eligible Securities are:

 .    securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities issued or guaranteed by persons with short-term debt having such ratings;

 .    unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities; and

 .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest and securities issued by the U.S. Government or any agency or instrumentality.

Investments. The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a NRSRO are widely accepted measures of credit risk. The lower a security is rated by a NRSRO the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of California or entities within the State of California and therefore, investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the Municipal Obligations. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and consequently, the net asset value of the Fund's portfolio.

     General obligation bonds of the state of California are currently rated AA and AA2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting California Municipal Obligations. Significant financial and other considerations relating to the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

     The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

      The Fund may from time to time invest in electric revenue issues. The financial performance of certain of these utilities has been severely impacted as the industry moves toward deregulation and increased competition. California's electric utility restructuring plan permits direct competition to be phased in between 1998 and 2002. Municipal utilities, while not subject to the legislation, are being faced with competitive market forces and must use the transition period wisely to proactively prepare for deregulation. They are under pressure to reduce rates and cut costs in order to maintain their customer bases. In addition, some electric revenue issues have exposure to or participate in nuclear power plants which could affect the issuer's financial performance. Risks include unexpected power outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. All of these factors could materially adversely affect electric utility issuers.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the California Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 9 months ended October 31, 1999 and each year ended January 31 in the 4 year period ended January 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.


                                            Nine Months
                              Year Ended       Ended                    Year Ended January 31,
                             October 31,    October 31,
                                 2000           1999         1999        1998           1997        1996
                             --------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period.......       $ 1.00        $ 1.00       $ 1.00       $ 1.00        $ 1.00        $1.00
                                 ------        ------       ------       ------        ------        -----
Income From Investment
   Operations:
   Net Investment Income..       0.0301        0.0182       0.0280       0.0309        0.0291       0.0331
                                 ------        ------       ------       ------        ------       ------
Less Distributions:
   Dividends to
   Shareholders
     From Net Investment
     Income...............     (0.0301)      (0.0182)     (0.0280)     (0.0309)      (0.0291)     (0.0331)
                               -------       -------      -------      -------       -------      -------
Net Asset Value, End of
Period....................       $ 1.00        $ 1.00       $ 1.00       $ 1.00        $ 1.00        $1.00
                                 ======        ======       ======       ======        ======        =====
Total Return..............        3.05%        2.48%/2/      2.84%        3.14%         2.96%        3.37%
Ratios/Supplemental Data:
Net Assets, End of Period
$(000)....................       10,212         8,288      139,601      130,547       126,321       31,163
   Ratio of Expenses to
     Average Daily Net
     Assets/1/............        0.45%        0.45%/2/      0.45%        0.45%         0.45%        0.45%
   Ratio of Net Investment
     Income to Average
     Daily Net Assets.....        2.98%        2.43%/2/      2.77%        3.09%         2.90%        3.30%

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .69% for the year ended October 31, 2000, .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, and .73% for the years ended January 31, 1999, 1998, 1997 and 1996, respectively, for California Money Fund Dollar Shares.

/2/  Annualized.

                               NEW YORK MONEY FUND
--------------------------------------------------------------------------------

                               RISK/RETURN SUMMARY

Investment Goal:                  The Fund seeks to provide investors with as
                                  high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New
                                  York City personal income taxes as is
                                  consistent with the preservation of capital and relative stability of principal.

Investment Policies:              The Fund invests primarily in debt obligations
                                  issued by or on behalf of the State of New
                                  York. The Fund may also invest in debt
                                  obligations issued by or on behalf of other states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, and tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests ("Municipal Obligations"). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Obligations") are exempt from regular federal, New York
                                  State and New York City personal income tax.
                                  New York Municipal Obligations include
                                  municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

Principal Risks of Investing:     Although the Fund invests in money market
                                  instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

                                        The Fund is non-diversified because it
                                        emphasizes investments in New York
                                        Municipal Obligations. This means that
                                        it may invest a greater percentage of
                                        its assets in a particular issuer, and
                                        that its performance will be dependent
                                        upon a smaller category of securities
                                        than a diversified portfolio.
                                        Accordingly, the Fund may experience
                                        greater fluctuations in net asset value
                                        and may have greater risk of loss.

                                        Dividends derived from interest on
                                        Municipal Obligations other than New
                                        York Municipal Obligations are exempt
                                        from federal income tax but may be
                                        subject to New York State and New York
                                        City personal income tax.

                                        An investment in the Fund is not a
                                        deposit in PFPC Trust Company or PNC
                                        Bank, N.A. and is not insured or
                                        guaranteed by the Federal Deposit
                                        Insurance Corporation or any other
                                        government agency. Although the Fund
                                        seeks to preserve the value of your
                                        investment at $1.00 per share, it is
                                        possible to lose money by investing in
                                        the Fund.

Who May Want to Invest in the Fund:     The Fund is designed for institutional
                                        investors and their customers seeking as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New
                                        York State and New York City personal
                                        income taxes as is consistent with the
                                        preservation of capital and relative
                                        stability of principal.

Performance Information

       Because the Plus Shares of the Fund have no performance, the performance information shown below is the performance of the Dollar and Institutional Shares of the Fund, which are offered by separate prospectuses. The Plus, Dollar and Institutional Shares of the Fund should have returns and 7-day yields that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses. The performance of Plus and Dollar Shares will be lower than Institutional Shares because they bear different expenses.

       The Bar Chart below indicates the risks of investing in the Fund by showing how the performance of Dollar and Institutional Shares of the Fund have varied from year to year; and the average annual return for Dollar and Institutional Shares of the Fund. The Table shows how the average annual return for Dollar and Institutional Shares of the Fund for one, five and ten years compares to that of a selected market index. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future.

                               New York Money Fund
                                  Dollar Shares

                                    [GRAPH]

                            Net Annualized Returns

                               1991        3.64%
                               1992        2.41%
                               1993        1.97%
                               1994        2.38%
                               1995        3.44%
                               1996        3.05%
                               1997        3.23%
                               1998        2.97%
                               1999        2.74%
                               2000        3.74%

                        January, 1991 - December, 2000


       During the ten-year period shown in the bar chart, the highest quarterly return was 3.87% (for the quarter ended March 31, 1991) and the lowest quarterly return was 1.84% (for the quarter ended March 31, 1994).

The Fund's Average Annual Total Return for Periods Ended December 31, 2000


  ------------------------------------------------------------------------------
                                          1 Year         5 Years        10 Years
  ------------------------------------------------------------------------------
  New York Money Dollar Fund Shares       3.74%           3.11%           2.94%

  ------------------------------------------------------------------------------
  iMoneyNet, Inc.'s Money Fund Report:    3.57%           3.18%           3.08%
  New York State Specific Tax-Free
  Institutions - Only Money Fund Average *

  ------------------------------------------------------------------------------


                                                        7-Day Yield
                                                  As of December 31, 2000

  ------------------------------------------------------------------------------
  New York Money Fund Dollar Shares                       4.07%

  ------------------------------------------------------------------------------
  iMoneyNet, Inc.'s Money Fund Report:
  New York State Specific Tax-Free
  Institutions - Only Money Fund Average*                 4.04%

  ------------------------------------------------------------------------------

Current Yield: You may obtain the Fund's current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.brpif.com.


-----------------------

* iMoneyNet, Inc.'s Money Fund Report: New York State Specific Tax-Free Institutions - Only Money Fund Average is comprised of institutional money market funds investing in tax-exempt obligations of New York State. The 7-day yield for iMoneyNet, Inc. is as of January 2, 2001. The 7-day yield for New York Money Fund Dollar Shares as of January 2, 2001 was 4.07%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                        New York Money Fund
                                                            Plus Shares
                                                            -----------

Management Fees                                       .20%
Distribution (12b-1) Fees                             .25%
Other Expenses                                        .25%
       Administration Fees                                             .20%
       Miscellaneous                                                   .05%
Total Annual Fund
  Operating Expenses /1/                              .70%
                                                      ====

--------------------------------------------------------------------------------
/1/    The Adviser and PFPC Inc., the Fund's co-administrator, may from time to time waive the investment advisory and administration fees otherwise payable to them or may reimburse the Fund for its operating expenses. As a result of fee waivers, estimated "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund for the most recent fiscal year would have been as set forth below. The Adviser and PFPC expect to continue such fee waivers. However, the waivers are voluntary and can be terminated at any time. New York Money Fund Plus Shares
--------------------------------------------------------------------------------
                                                        New York Money Fund
                                                            Plus Shares
                                                            -----------


Management Fees (after current waivers)                .07%
Distribution (12b-1) Fees                              .25%
Other Expenses                                         .13%
       Administration Fees (after current waivers)                     .07%
       Miscellaneous                                                   .06%
Total Annual Fund
  Operating Expenses  (after current waivers)          .45%
                                                       ===
--------------------------------------------------------------------------------

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            -------------------------------------------------------
                              New York Money Fund
                                  Plus Shares
            -------------------------------------------------------
                     One Year                        $ 72

                  Three Years                        $224
            -------------------------------------------------------

INVESTMENT STRATEGIES AND RISK DISCLOSURE

     The Fund is a money market fund. The investment objective of the Fund is to provide investors with as high a level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with the preservation of capital and relative stability of principal. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund invests primarily in New York Municipal Obligations.

     Substantially all of the Fund's assets are invested in Municipal Obligations. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations, although the amount of the Fund's assets invested in such securities will vary from time to time. The Fund will not knowingly purchase securities the interest on which is subject to regular federal income tax; however, the Fund may hold uninvested cash reserves pending investment during temporary defensive periods or, if in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

     The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the SEC. The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

 .    securities which are rated at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the top two rating categories by two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

 .    securities issued or guaranteed by persons with short-term debt having such ratings;

 .    unrated securities determined by the Adviser, pursuant to procedures approved by the Board of Trustees, to be of comparable quality to such securities; and

 .    shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

Investments.  The Fund's investments may include the following:

     Municipal Obligations. The Fund may purchase Municipal Obligations which are classified as "general obligation" securities and "revenue" securities. Revenue securities may include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The portfolio may also include "moral obligation" securities.

     Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes issued by industrial development authorities and other governmental entities, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

     Borrowing. The Fund is authorized to issue senior securities or borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

     When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a "when-issued" or "delayed settlement" basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions and that commitments by the Fund to purchase when-issued securities will not exceed 45 days. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies' expenses will be borne by the Fund's shareholders.

     Illiquid Securities. The Fund will not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

     Other Types of Investments. This Prospectus describes the Fund's principal investment strategies, and the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus.

Risk Factors. The principal risks of investing in the Fund are also described above in the Risk/Return Summary. The following supplements that description.

     Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund's assets may not enable the Fund to maintain a stable net asset value of $1.00 per share.

     Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as "credit risk." U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

     Other Risks. Certain investment strategies employed by the Fund may involve additional investment risk. Liquidity risk involves certain securities which may be difficult or impossible to sell at the time and the price that the Fund would like.

     Special Considerations Affecting the Fund. The Fund is concentrated in securities issued by the State of New York or entities within the State of New York and therefore, investment in the Fund may be riskier that an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

     Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York

Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

General & obligation bonds of the State of New York are currently rated AA and A2, respectively, by Standard & Poor's Ratings Services and Moody's Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investments is deemed necessary or appropriate by the Fund's Adviser. To the extent that the Fund's assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund's assets were not so invested.

     Municipal Obligations. In making investments, the Fund and the Adviser will rely on issuers' bond counsel and, in the case of derivative securities, sponsors' counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Adviser will independently review the bases for those tax-opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities.

Financial Highlights

The Plus Shares of the Fund do not have a financial history as of the date of this Prospectus. The financial highlights table is intended to help you understand the New York Money Fund Dollar Shares' financial performance for the past 5 years, including the one year ended October 31, 2000, the 3 months ended October 31, 1999 and each year ended July 31 in the 4 year period ended July 31, 1999. The Fund reorganized into the Trust in 1999 and changed its fiscal year at that time. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

New York Money Fund Dollar Shares

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented./3/



                                             Three Months
                               Year Ended        Ended                      Year Ended July 31,
                              October 31,     October 31,
                                  2000           1999           1999         1998         1997          1996
                             -----------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period...................        $ 1.00       $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                   -------      -------       -------      -------       -------      -------
   Income From Investment
     Operations:
     Net Investment Income..        0.0205           --            --       0.0303        0.0309       0.0089
                                   -------      -------       -------      -------       -------      -------
Less Distributions:
   Dividends to Shareholders
     from Net Investment
     Income.................       (0.0205)          --            --      (0.0303)      (0.0309)     (0.0089)
                                   -------      -------       -------      -------       -------      -------
Net Asset Value, End of
Period......................        $ 1.00       $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                   =======      =======       =======      =======       =======      =======
Total Return................          3.73%/2/       --            --         3.16%/2/      3.14%        3.05%/2/
Ratios/Supplemental Data:
   Net Assets, End of Period
     $(000).................         1,647           --            --           --         1,148           20
   Ratio of Expenses to
     Average Daily Net
     Assets/1/..............          0.44%/2/       --            --         0.45%/2/      0.45%        0.45%/2/
   Ratio of Net Investment
     Income to Average Daily
     Net Assets.............          3.66%/2/       --            --         3.11%/2/      3.09%        3.07%/2/

/1/ Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .70% for the year ended October 31, 2000 and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Fund Dollar Shares.

/2/  Annualized.

/3/ There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to April 10, 2000.

                             MANAGEMENT OF THE FUND

Investment Adviser

     The Adviser, a majority-owned indirect subsidiary of PNC Bank, serves as the Company's investment adviser. The Adviser and its affiliates are one of the largest U.S. bank managers of mutual funds, with assets currently under management in excess of $61 billion. BIMC (formerly known as PNC Institutional Management Corporation) was organized in 1977 by PNC Bank to perform advisory services for investment companies and has its principal offices at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809.

     As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds' securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund's average net assets. BIMC and PFPC, the co-administrator, may from time to time reduce the investment advisory and administration fees otherwise payable to them or may reimburse a Fund for its operating expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2000, the Funds paid investment advisory fees and administration fees of their average daily net assets as follows:

                         Fund              Administration Fees           Investment Advisory Fees
                         ----              -------------------           ------------------------
                       TempFund                   .08%                            .08%
                         T-Fund                   .09%                            .09%
                       MuniFund                   .07%                            .07%
          California Money Fund                   .08%                            .08%
            New York Money Fund                   .07%                            .07%

The services provided by BIMC and the fees payable by each Fund for these services are described further in the Statement of Additional Information under "Management of the Funds."

                             SHAREHOLDER INFORMATION

Price of Fund Shares

     A Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by PFPC Inc. ("PFPC"), the Trust's co-administrator, twice each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). The net asset value of MuniFund, California Money Fund and New York Money Fund is determined as of 12:00 Noon and 4:00 P.M., Eastern Time (9:00 A.M., and 1:00 P.M. Pacific Time). The net asset value of TempFund and T-Fund is determined as of 12:00 Noon and 5:30 P.M. Eastern Time. The net asset value per share of each class of a Fund's shares is calculated by adding the value of all securities and other assets of a Fund that are allocable to a particular class, subtracting liabilities charged to such class, and dividing the result by the total number of outstanding shares of such class. In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Additional Purchase and Redemption Information." Under the 1940 Act, a Fund may postpone the date of payment of any redeemable security for up to seven days.

     On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, each Fund reserves the right to close at or prior to the BMA recommended closing time. If a Fund does so, it will cease granting same business day credits for purchase and redemption orders received after the Fund's closing time and credit will be granted to the next business day.

Purchase of Shares

     Shares of each of the Funds are sold at the net asset value per share next determined after confirmation of a purchase order by PFPC, which also serves as the Trust's transfer agent. Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds' office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) or until 3:00 PM, Eastern Time, through the Fund's internet-based order entry program, MA2000.

     The chart below outlines the deadlines for execution of purchase orders. Purchase orders accepted by PFPC by the deadlines and for which payment has been received by PNC Bank, N.A. ("PNC Bank"), an agent of the Trust's custodian, PFPC Trust Company, by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will be executed that day. Purchase orders received after the deadlines, and orders for which payment has not been received by 4:00 PM, Eastern Time (5:30 PM, Eastern Time, for TempFund and T-Fund) will not be accepted, and notice thereof will be given to the institution placing the order. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending institution. Each of the Funds may at their discretion reject any purchase order for Plus Shares.


                      Portfolio                                                      Time
                      ---------                                                      ----
                      TempFund*                                               5:30 PM Eastern Time
                       T-Fund*                                                5:30 PM Eastern Time
                       MuniFund                                             12:00 Noon Eastern Time
               California Money Fund**                                      12:00 Noon Eastern Time
                 New York Money Fund                                        12:00 Noon Eastern Time

     *Purchase orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders or to reject an order for any reason.

     **Purchase orders for Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum order of $1 million per account. The Fund reserves the right to limit the amount of such orders or to reject an order for any reason.

     Payment for Plus Shares of a Fund may be made only in federal funds or other funds immediately available to PNC Bank. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment.

     Plus Shares of the Funds are sold without charge by a Fund. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

     Redemption orders must be transmitted to the Funds' office in Wilmington, Delaware in the manner described under "Purchase of Shares." Plus Shares are redeemed without charge by a Fund at the net asset value per share next determined after PFPC's receipt of the redemption request.

     The chart below outlines the deadlines for redemption of Plus Shares of the Funds. Payment for redeemed shares of the Funds for which redemption requests are received by PFPC by the established deadlines on a Business Day is normally made in federal funds wired to the redeeming shareholder on the same day. Payment of redemption requests which are received after the established deadlines, or on a day when PNC Bank is closed, is normally wired in federal funds on the next day following redemption that PNC Bank is open for business.


                         Portfolio                                                     Time
                         ---------                                                     ----
                         TempFund*                                             5:30 PM Eastern Time
                          T-Fund*                                              5:30 PM Eastern Time
                         MuniFund                                              2:30 PM Eastern Time
                  California Money Fund**                                    12:00 Noon Eastern Time
                    New York Money Fund                                      12:00 Noon Eastern Time

     *Redemption orders placed between 3:00 PM and 5:30 PM, Eastern Time, may only be transmitted by telephone. TempFund and T-Fund reserve the right to limit the amount of such orders.

     **Redemption requests for Plus Shares of the California Money Fund will be accepted between 12:00 Noon Eastern Time and 1:00 PM Eastern Time up to a maximum of $1 million per account. The Fund reserves the right to limit the amount of such orders.

     The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after sixty days' prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder's Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under "Additional Purchase and Redemption Information." An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customers agreements.

     Conflict of interest restrictions may apply to an institution's receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also "Management of the Fund - Service Organizations," as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Plus Distribution and Service Plan

     Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC Bank Corp. ("Service Organizations"), may purchase Plus Shares. Pursuant to a Distribution and Services Plan (12b-1 Plan) adopted by the Trust's Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support and shareholder services to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of
 .25% (on an annualized basis)
of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to .40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization. However, each Fund is currently charging a fee of 25% of the average daily net assets. Because such fees are paid out of the Funds' assets on an on-going basis, overtime these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under "Management of the Fund - Service Organizations." Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

Dividends and Distributions

     Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder's shares of a particular class.

     Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Fund's transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885-9628 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

     Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales exchanges and redemptions of, shares held in an IRA (or other tax qualified plan) will not be currently taxable.

     Tax Exempt Funds--MuniFund, California Money Fund and New York Money Fund (the "Tax-Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by a Tax-Exempt Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

State and Local Taxes

     Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

     Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California state personal income tax, provided that at least 50% of the aggregate value of the Fund's assets consist of exempt-interest obligations. However, dividends paid to corporate shareholders subject to California state franchise tax or California state corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Moreover, to the extent that the Fund's dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California state personal income tax, even though such dividends may be exempt for federal income tax purposes.

     Dividends paid by California Money Fund derived from U.S. Government obligations generally will be exempt from state and local taxes as well. However, except as noted with respect to California state personal income tax, in some situations distributions of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

     The New York Money Fund intends to comply with certain state tax requirements so that the exempt-interest dividends derived from interest on New York Municipal Obligations will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes). Dividends and distributions derived from taxable income and capital gains are exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. Except as noted with respect to New York State and New York City personal income taxes, dividends and distributions paid to shareholders that are derived from income on Municipal Obligations may be taxable income under state or local law even though all or a portion of such dividends or distributions may be derived from interest on tax-exempt obligations that, if paid directly to shareholders, would be tax-exempt income.

                                    * * *

     PFPC, as transfer agent, will send each of the Funds' shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

How to Contact BlackRock Provident Institutional Funds


For purchases and redemption orders only call: 800-441-7450

For yield information call: 800-821-6006

         TempFund Plus Shares Code:  H4
         T-Fund Plus Shares Code:  32
         MuniFund Plus Shares Code:  K4
         California Money Fund Plus Shares Code:  58
         New York Money Fund Plus Shares Code:  56

For other information call: 800-821-7432 or visit our website at www.brpif.com


Written correspondence may be sent to:

         BlackRock Provident Institutional Funds
         Bellevue Park Corporate Center
         400 Bellevue Parkway
         Wilmington, DE  19809

Where to Find More Information

The Statement of Additional Information (the "SAI") includes additional information about the Trust's investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund's investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Trust's web site at www.brpif.com. Information about the Trust (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Provident Institutional Funds 1940 Act File No. is 811-2354.